[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002


- CREDIT SUISSE
FIXED INCOME FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2674 OR BY WRITING TO CREDIT SUISSE FUNDS,
P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE FIXED INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the share classes of Credit Suisse Fixed Income Fund(1) (the "Fund") generated returns as follows: Common shares declined 4.07%, Advisor shares declined 4.31%, Class A shares(2) declined 4.27%, Class B shares(2) declined 5.02%, and Class C shares(2) declined 5.03%. By contrast, the Lehman Brothers U.S. Aggregate Bond Index(3) gained 5.89% and the Lehman Brothers Intermediate Government/Corporate Bond Index(4) 5.49%.

   We attribute the Fund's performance to several factors:

   - At a number of points during the fiscal year, activity in the broad fixed income market exhibited a classic "flight to quality" pattern in which highest-quality instruments like U.S. Treasury issues and government agency securities thrived, while comparatively risky sectors endured heavy selling. Our holdings in non-Treasury categories like investment-grade corporate bonds, high yield and emerging market debt dampened the Fund's overall return accordingly.

   - Early in 2002, the unfolding Enron scandal triggered anxiety about questionable accounting practices and corporate governance issues across financial markets. Unfortunately for the Fund, we held above-market positions in the bonds of a handful of telecommunications and energy companies that were tarred by the broad strokes of the Enron brush.

   - In the second half of the year, performance suffered from our security selection in the telecom and energy sectors, as well as our small allocation to high yield. Our analysis at the time concluded that telecom's historically generous yields offered satisfactory compensation for the fundamental credit risk of the underlying issuers, but the sector nonetheless crumbled under the weight of accounting-based improprieties by companies like WorldCom and Qwest Communications International. [Note: at October 31, the Fund did not own securities of WorldCom or Qwest.] Bonds of a number of energy companies, which experienced problems much like those in telecom, similarly declined.

   - We had exposure (albeit low) to Argentine sovereign debt and certain high yield issuers in late 2001, at a time when each fared poorly.

   On the positive side of the ledger, we added value within our approach to securitized debt. This was most pronounced in mortgage-backed securities (MBS), in which our sector allocation and security selection were particularly effective. We tended to focus our MBS holdings on high-coupon issues that were protected from prepayment, which benefited from their comparatively low availability as interest rates fell. Not only did this enhance the Fund's ability to gain from a decline in interest rates, but these characteristics were also especially desirable to MBS buyers in a period of falling market-based interest rates. Our holdings' prices rose accordingly.

   An additional plus from our securitized approach was our position in commercial MBS, which turned out to be the benchmark's strongest subcategory in the fiscal year, by far.

   It's also worth noting that our holdings in corporate bonds began to meaningfully help overall performance in August, when the flow of negative news subsided and investors started to become less pessimistic than previously about the outlook for corporate credit quality.

Jo Ann Corkran,           Leland Crabbe,            Suzanne E. Moran
Co-Portfolio Manager      Co-Portfolio Manager      Co-Portfolio Manager

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
             CREDIT SUISSE FIXED INCOME FUND(1) COMMON CLASS SHARES,
              THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(3) AND
              THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE
                    BOND INDEX(4) FOR TEN YEARS. (UNAUDITED)

                                                               LEHMAN BROTHERS
               CREDIT SUISSE           LEHMAN BROTHERS           INTERMEDIATE
            FIXED INCOME FUND(1)     U.S. AGGREGATE BOND    GOVERNMENT/CORPORATE
          COMMON CLASS -- $ 17,938  INDEX(3) -- $ 20,552  BOND INDEX(4) -- $ 19,484
10/31/92                  $ 10,000              $ 10,000                   $ 10,000
11/30/92                  $  9,955              $ 10,002                   $  9,959
12/31/92                  $ 10,048              $ 10,161                   $ 10,088
 1/31/93                  $ 10,276              $ 10,356                   $ 10,275
 2/28/93                  $ 10,476              $ 10,537                   $ 10,427
 3/31/93                  $ 10,563              $ 10,582                   $ 10,465
 4/30/93                  $ 10,660              $ 10,656                   $ 10,547
 5/31/93                  $ 10,656              $ 10,670                   $ 10,518
 6/30/93                  $ 10,816              $ 10,862                   $ 10,670
 7/31/93                  $ 10,851              $ 10,924                   $ 10,692
 8/31/93                  $ 10,999              $ 11,115                   $ 10,851
 9/30/93                  $ 11,066              $ 11,145                   $ 10,895
10/31/93                  $ 11,158              $ 11,186                   $ 10,921
11/30/93                  $ 11,109              $ 11,091                   $ 10,867
12/31/93                  $ 11,173              $ 11,151                   $ 10,912
 1/31/94                  $ 11,342              $ 11,302                   $ 11,020
 2/28/94                  $ 11,252              $ 11,105                   $ 10,869
 3/31/94                  $ 11,061              $ 10,831                   $ 10,710
 4/30/94                  $ 10,941              $ 10,744                   $ 10,641
 5/31/94                  $ 10,911              $ 10,743                   $ 10,649
 6/30/94                  $ 10,914              $ 10,720                   $ 10,651
 7/31/94                  $ 11,042              $ 10,933                   $ 10,791
 8/31/94                  $ 11,123              $ 10,946                   $ 10,822
 9/30/94                  $ 11,054              $ 10,785                   $ 10,733
10/31/94                  $ 11,091              $ 10,775                   $ 10,735
11/30/94                  $ 11,051              $ 10,752                   $ 10,687
12/30/94                  $ 11,098              $ 10,826                   $ 10,722
 1/31/95                  $ 11,186              $ 11,040                   $ 10,896
 2/28/95                  $ 11,379              $ 11,303                   $ 11,107
 3/31/95                  $ 11,376              $ 11,372                   $ 11,168
 4/30/95                  $ 11,551              $ 11,531                   $ 11,297
 5/31/95                  $ 11,942              $ 11,977                   $ 11,616
 6/30/95                  $ 12,035              $ 12,065                   $ 11,690
 7/31/95                  $ 12,082              $ 12,041                   $ 11,695
 8/31/95                  $ 12,247              $ 12,186                   $ 11,792
 9/29/95                  $ 12,376              $ 12,305                   $ 11,871
10/31/95                  $ 12,515              $ 12,464                   $ 12,001
11/30/95                  $ 12,622              $ 12,651                   $ 12,147
12/31/95                  $ 12,803              $ 12,829                   $ 12,267
 1/31/96                  $ 12,925              $ 12,913                   $ 12,371
 2/29/96                  $ 12,807              $ 12,689                   $ 12,240
 3/31/96                  $ 12,749              $ 12,600                   $ 12,184
 4/30/96                  $ 12,684              $ 12,529                   $ 12,149
 5/31/96                  $ 12,742              $ 12,504                   $ 12,143
 6/30/96                  $ 12,815              $ 12,672                   $ 12,266
 7/31/96                  $ 12,857              $ 12,706                   $ 12,304
 8/31/96                  $ 12,918              $ 12,684                   $ 12,318
 9/30/96                  $ 13,122              $ 12,905                   $ 12,477
10/31/96                  $ 13,358              $ 13,191                   $ 12,682
11/30/96                  $ 13,591              $ 13,417                   $ 12,835
12/31/96                  $ 13,584              $ 13,292                   $ 12,766
 1/31/97                  $ 13,666              $ 13,333                   $ 12,815
 2/28/97                  $ 13,765              $ 13,367                   $ 12,836
 3/31/97                  $ 13,655              $ 13,218                   $ 12,763
 4/30/97                  $ 13,779              $ 13,417                   $ 12,907
 5/31/97                  $ 13,915              $ 13,544                   $ 13,008
 6/30/97                  $ 14,080              $ 13,705                   $ 13,119
 7/31/97                  $ 14,431              $ 14,075                   $ 13,361
 8/31/97                  $ 14,330              $ 13,956                   $ 13,310
 9/30/97                  $ 14,531              $ 14,162                   $ 13,455
10/31/97                  $ 14,660              $ 14,368                   $ 13,611
11/30/97                  $ 14,685              $ 14,434                   $ 13,641
12/31/97                  $ 14,776              $ 14,580                   $ 13,752
 1/31/98                  $ 15,001              $ 14,766                   $ 13,932
 2/28/98                  $ 14,947              $ 14,754                   $ 13,917
 3/31/98                  $ 14,991              $ 14,804                   $ 13,961
 4/30/98                  $ 15,059              $ 14,881                   $ 14,027
 5/31/98                  $ 15,172              $ 15,023                   $ 14,124
 6/30/98                  $ 15,292              $ 15,151                   $ 14,219
 7/31/98                  $ 15,291              $ 15,182                   $ 14,273
 8/31/98                  $ 15,464              $ 15,430                   $ 14,543
 9/30/98                  $ 15,698              $ 15,791                   $ 14,883
10/31/98                  $ 15,605              $ 15,707                   $ 14,908
11/30/98                  $ 15,687              $ 15,797                   $ 14,862
12/31/98                  $ 15,732              $ 15,844                   $ 14,920
 1/31/99                  $ 15,780              $ 15,957                   $ 14,986
 2/28/99                  $ 15,586              $ 15,677                   $ 14,781
 3/31/99                  $ 15,706              $ 15,764                   $ 14,879
 4/30/99                  $ 15,758              $ 15,814                   $ 14,919
 5/31/99                  $ 15,647              $ 15,675                   $ 14,828
 6/30/99                  $ 15,642              $ 15,625                   $ 14,849
 7/31/99                  $ 15,621              $ 15,559                   $ 14,851
 8/31/99                  $ 15,599              $ 15,551                   $ 14,872
 9/30/99                  $ 15,723              $ 15,732                   $ 14,999
10/31/99                  $ 15,751              $ 15,790                   $ 15,029
11/30/99                  $ 15,761              $ 15,788                   $ 15,039
12/31/99                  $ 15,729              $ 15,713                   $ 14,992
 1/31/00                  $ 15,665              $ 15,661                   $ 14,942
 2/29/00                  $ 15,793              $ 15,850                   $ 15,066
 3/31/00                  $ 15,915              $ 16,059                   $ 15,238
 4/30/00                  $ 15,770              $ 16,013                   $ 15,231
 5/31/00                  $ 15,756              $ 16,005                   $ 15,272
 6/30/00                  $ 16,121              $ 16,338                   $ 15,515
 7/31/00                  $ 16,273              $ 16,486                   $ 15,618
 8/31/00                  $ 16,513              $ 16,725                   $ 15,793
 9/30/00                  $ 16,641              $ 16,831                   $ 15,931
10/31/00                  $ 16,634              $ 16,942                   $ 16,040
11/30/00                  $ 16,799              $ 17,220                   $ 16,275
12/31/00                  $ 17,207              $ 17,540                   $ 16,562
 1/31/01                  $ 17,750              $ 17,826                   $ 16,783
 2/28/01                  $ 17,804              $ 17,981                   $ 16,937
 3/31/01                  $ 17,815              $ 18,071                   $ 17,060
 4/30/01                  $ 17,768              $ 17,995                   $ 17,006
 5/31/01                  $ 17,931              $ 18,104                   $ 17,076
 6/30/01                  $ 17,951              $ 18,173                   $ 17,131
 7/31/01                  $ 18,309              $ 18,580                   $ 17,450
 8/31/01                  $ 18,475              $ 18,793                   $ 17,605
 9/30/01                  $ 18,441              $ 19,011                   $ 17,981
10/31/01                  $ 18,707              $ 19,409                   $ 18,262
11/30/01                  $ 18,499              $ 19,141                   $ 18,044
12/31/01                  $ 18,345              $ 19,018                   $ 17,957
 1/31/02                  $ 18,409              $ 19,172                   $ 18,034
 2/28/02                  $ 18,465              $ 19,358                   $ 18,183
 3/31/02                  $ 18,254              $ 19,037                   $ 17,909
 4/30/02                  $ 18,387              $ 19,406                   $ 18,244
 5/31/02                  $ 18,444              $ 19,571                   $ 18,371
 6/30/02                  $ 17,954              $ 19,741                   $ 18,601
 7/31/02                  $ 17,469              $ 19,980                   $ 18,952
 8/31/02                  $ 17,854              $ 20,318                   $ 19,168
 9/30/02                  $ 17,953              $ 20,647                   $ 19,497
10/31/02                  $ 17,938              $ 20,552                   $ 19,484

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE FIXED INCOME FUND(1) ADVISOR CLASS SHARES,
              THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(3) AND
       THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(4)
                      FROM INCEPTION (7/03/96). (UNAUDITED)

                                                                 LEHMAN BROTHERS
              CREDIT SUISSE             LEHMAN BROTHERS            INTERMEDIATE
           FIXED INCOME FUND(1)       U.S. AGGREGATE BOND      GOVERNMENT/CORPORATE
        ADVISOR CLASS -- $ 13,767    INDEX(3) -- $ 16,219    BOND INDEX(4) -- $ 15,885
 7/96                    $ 10,000                $ 10,000                     $ 10,000
 7/96                    $ 10,014                $ 10,027                     $ 10,031
 8/96                    $ 10,058                $ 10,010                     $ 10,042
 9/96                    $ 10,214                $ 10,184                     $ 10,172
10/96                    $ 10,393                $ 10,410                     $ 10,339
11/96                    $ 10,573                $ 10,588                     $ 10,464
12/96                    $ 10,565                $ 10,490                     $ 10,408
 1/97                    $ 10,638                $ 10,522                     $ 10,448
 2/97                    $ 10,703                $ 10,549                     $ 10,465
 3/97                    $ 10,615                $ 10,431                     $ 10,405
 4/97                    $ 10,709                $ 10,588                     $ 10,523
 5/97                    $ 10,813                $ 10,689                     $ 10,605
 6/97                    $ 10,939                $ 10,816                     $ 10,695
 7/97                    $ 11,210                $ 11,108                     $ 10,893
 8/97                    $ 11,129                $ 11,013                     $ 10,851
 9/97                    $ 11,272                $ 11,176                     $ 10,969
10/97                    $ 11,381                $ 11,338                     $ 11,097
11/97                    $ 11,387                $ 11,391                     $ 11,121
12/97                    $ 11,466                $ 11,506                     $ 11,212
 1/98                    $ 11,628                $ 11,653                     $ 11,358
 2/98                    $ 11,596                $ 11,644                     $ 11,346
 3/98                    $ 11,617                $ 11,683                     $ 11,381
 4/98                    $ 11,668                $ 11,744                     $ 11,436
 5/98                    $ 11,764                $ 11,855                     $ 11,515
 6/98                    $ 11,845                $ 11,956                     $ 11,592
 7/98                    $ 11,841                $ 11,981                     $ 11,637
 8/98                    $ 11,972                $ 12,177                     $ 11,857
 9/98                    $ 12,163                $ 12,462                     $ 12,133
10/98                    $ 12,087                $ 12,396                     $ 12,153
11/98                    $ 12,149                $ 12,466                     $ 12,116
12/98                    $ 12,170                $ 12,504                     $ 12,163
 1/99                    $ 12,204                $ 12,592                     $ 12,218
 2/99                    $ 12,062                $ 12,372                     $ 12,050
 3/99                    $ 12,152                $ 12,440                     $ 12,130
 4/99                    $ 12,179                $ 12,480                     $ 12,163
 5/99                    $ 12,090                $ 12,370                     $ 12,088
 6/99                    $ 12,082                $ 12,330                     $ 12,106
 7/99                    $ 12,063                $ 12,279                     $ 12,107
 8/99                    $ 12,044                $ 12,273                     $ 12,124
 9/99                    $ 12,149                $ 12,415                     $ 12,228
10/99                    $ 12,168                $ 12,461                     $ 12,253
11/99                    $ 12,174                $ 12,460                     $ 12,261
12/99                    $ 12,133                $ 12,400                     $ 12,222
 1/00                    $ 12,093                $ 12,359                     $ 12,182
 2/00                    $ 12,177                $ 12,508                     $ 12,282
 3/00                    $ 12,281                $ 12,673                     $ 12,423
 4/00                    $ 12,165                $ 12,637                     $ 12,418
 5/00                    $ 12,139                $ 12,630                     $ 12,451
 6/00                    $ 12,430                $ 12,893                     $ 12,648
 7/00                    $ 12,534                $ 13,010                     $ 12,732
 8/00                    $ 12,730                $ 13,199                     $ 12,875
 9/00                    $ 12,813                $ 13,282                     $ 12,988
10/00                    $ 12,817                $ 13,370                     $ 13,077
11/00                    $ 12,929                $ 13,589                     $ 13,269
12/00                    $ 13,255                $ 13,842                     $ 13,503
 1/02                    $ 13,671                $ 14,068                     $ 13,682
 2/02                    $ 13,697                $ 14,190                     $ 13,808
 3/02                    $ 13,717                $ 14,261                     $ 13,908
 4/02                    $ 13,677                $ 14,201                     $ 13,864
 5/02                    $ 13,799                $ 14,287                     $ 13,921
 6/02                    $ 13,813                $ 14,341                     $ 13,966
 7/02                    $ 14,087                $ 14,662                     $ 14,227
 8/02                    $ 14,226                $ 14,831                     $ 14,353
 9/02                    $ 14,183                $ 15,003                     $ 14,659
10/02                    $ 14,386                $ 15,317                     $ 14,888
11/02                    $ 14,236                $ 15,105                     $ 14,710
12/02                    $ 14,116                $ 15,009                     $ 14,639
 1/02                    $ 14,148                $ 15,130                     $ 14,702
 2/02                    $ 14,189                $ 15,277                     $ 14,824
 3/02                    $ 14,039                $ 15,023                     $ 14,601
 4/02                    $ 14,125                $ 15,315                     $ 14,874
 5/02                    $ 14,168                $ 15,445                     $ 14,978
 6/02                    $ 13,788                $ 15,579                     $ 15,165
 7/02                    $ 13,428                $ 15,768                     $ 15,451
 8/02                    $ 13,708                $ 16,034                     $ 15,627
 9/02                    $ 13,783                $ 16,294                     $ 15,896
10/02                    $ 13,767                $ 16,219                     $ 15,885

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          CREDIT SUISSE FIXED INCOME FUND1 CLASS A, B AND C SHARES,(2)
              THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(3) AND
       THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(4)
                      FROM INCEPTION (7/31/01). (UNAUDITED)

           CREDIT SUISSE           CREDIT SUISSE            CREDIT SUISSE
       FIXED INCOME FUND(1)    FIXED INCOME FUND(1)     FIXED INCOME FUND(1)
       CLASS A(2) -- $ 9,314   CLASS B(2) -- $ 9,408   CLASS C(2) -- $ 9,676
 7/01                $ 9,525                $ 10,000                $ 10,000
 8/01                $ 9,619                $ 10,092                $ 10,087
 9/01                $ 9,590                $ 10,058                $ 10,051
10/01                $ 9,728                $ 10,196                $ 10,189
11/01                $ 9,626                $ 10,074                $ 10,076
12/01                $ 9,545                $  9,982                $  9,985
 1/02                $ 9,567                $ 10,009                $ 10,001
 2/02                $ 9,594                $ 10,032                $ 10,024
 3/02                $ 9,483                $  9,909                $  9,902
 4/02                $ 9,550                $  9,974                $  9,965
 5/02                $ 9,579                $  9,997                $  9,989
 6/02                $ 9,322                $  9,724                $  9,716
 7/02                $ 9,068                $  9,453                $  9,445
 8/02                $ 9,258                $  9,655                $  9,647
 9/02                $ 9,318                $  9,701                $  9,693
10/02                $ 9,314                $  9,408                $  9,676

                                                           LEHMAN BROTHERS
                  LEHMAN BROTHERS                 INTERMEDIATE GOVERNMENT/CORPORATE
       U.S. AGGREGATE BOND INDEX(3) -- $ 11,062       BOND INDEX(4) -- $ 11,165
 7/01                                  $ 10,000                            $ 10,000
 8/01                                  $ 10,115                            $ 10,089
 9/01                                  $ 10,232                            $ 10,304
10/01                                  $ 10,446                            $ 10,465
11/01                                  $ 10,302                            $ 10,340
12/01                                  $ 10,236                            $ 10,290
 1/02                                  $ 10,319                            $ 10,335
 2/02                                  $ 10,419                            $ 10,420
 3/02                                  $ 10,246                            $ 10,263
 4/02                                  $ 10,445                            $ 10,455
 5/02                                  $ 10,534                            $ 10,528
 6/02                                  $ 10,625                            $ 10,659
 7/02                                  $ 10,754                            $ 10,860
 8/02                                  $ 10,936                            $ 10,984
 9/02                                  $ 11,113                            $ 11,173
10/02                                  $ 11,062                            $ 11,165

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                              SINCE
                                       1 YEAR      5 YEARS     10 YEARS     INCEPTION
                                       ------      -------     --------     ---------
Common Class                           (2.59%)      4.34%        5.88%        6.95%
Advisor Class                          (2.83%)      4.10%          --         5.27%
Class A Without Sales Charge           (2.83%)        --           --        (1.43%)
Class A With Maximum Sales Charge      (7.45%)        --           --        (5.43%)
Class B Without Sales Charge           (3.55%)        --           --        (2.14%)
Class B With Maximum Sales Charge      (7.25%)        --           --        (4.52%)
Class C Without Sales Charge           (3.56%)        --           --        (2.20%)
Class C With Maximum Sales Charge      (4.49%)        --           --        (2.20%)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                              SINCE
                                       1 YEAR      5 YEARS     10 YEARS     INCEPTION
                                       ------      -------     --------     ---------
Common Class                           (4.07%)      4.14%        6.02%         6.90%
Advisor Class                          (4.31%)      3.88%          --          5.18%
Class A Without Sales Charge           (4.27%)        --           --         (1.78%)
Class A With Maximum Sales Charge      (8.86%)        --           --         (5.51%)
Class B Without Sales Charge           (5.02%)        --           --         (2.53%)
Class B With Maximum Sales Charge      (8.67%)        --           --         (4.75%)
Class C Without Sales Charge           (5.03%)        --           --         (2.59%)
Class C With Maximum Sales Charge      (5.94%)        --           --         (2.59%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was -8.86%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -8.67%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -5.94%.
(3) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors' Service. Investors cannot invest directly in an index.
(4) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-maturity U.S. Government bonds and is calculated by Lehman Brothers, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
CORPORATE BONDS (39.1%)
AEROSPACE & DEFENSE (0.5%)
  $    715  Lockheed Martin Corp., Bonds                             (BBB, Baa2)         12/01/29           8.500    $     924,266
        30  Sequa Corp., Senior Notes                                (BB-, Ba3)          08/01/09           9.000           25,350
        95  Sequa Corp., Series B, Senior Notes                      (BB-, Ba3)          04/01/08           8.875           80,275
       165  The Boeing Co., Debentures                                (A+, A2)           08/15/42           7.500          170,880
                                                                                                                     -------------
                                                                                                                         1,200,771
                                                                                                                     -------------

APPAREL (0.0%)
       125  Levi Strauss & Co., Notes                                (BB-, Caa1)         11/01/06           7.000          106,250
                                                                                                                     -------------

AUTOMOBILE MANUFACTURERS (1.5%)
       175  DaimlerChrysler NA Holding Corp., Company
             Guaranteed, Global Notes                                 (BBB+, A3)         01/15/12           7.300          189,782
     3,080  General Motors Corp., Global Notes                        (BBB, A3)          01/15/11           7.200        2,900,898
       270  General Motors Corp., Series MTN, Notes                   (BBB, A2)          05/16/05           5.250          264,206
                                                                                                                     -------------
                                                                                                                         3,354,886
                                                                                                                     -------------

AUTOMOBILE PARTS & EQUIPMENT (0.2%)
       280  Collins & Aikman Products Corp., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 12/05/02 @ $103.83)                            (B, B2)            04/15/06          11.500          233,100
       295  Metaldyne Corp., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 6/15/07 @ $105.50)++                           (B, B3)            06/15/12          11.000          210,925
                                                                                                                     -------------
                                                                                                                           444,025
                                                                                                                     -------------

BANKING (0.1%)
       250  Sovereign Bancorp, Inc., Senior Notes                    (BBB-, Ba2)         11/15/06          10.500          280,000
                                                                                                                     -------------

BUILDING MATERIALS (0.3%)
       295  Building Materials Corp., Company Guaranteed               (B, B2)           12/01/08           8.000          216,825
       160  Dayton Superior Corp., Company Guaranteed Notes
             (Callable 6/15/07 @ $102.17)                            (B-, Caa2)          06/15/09          13.000          125,600
       400  Nortek, Inc., Series B, Global Senior Subordinated
             Notes (Callable 6/15/06 @ $104.94)                       (B-, B3)           06/15/11           9.875          379,000
                                                                                                                     -------------
                                                                                                                           721,425
                                                                                                                     -------------

CABLE (0.6%)
     1,600  CSC Holdings, Inc., Series B, Senior Notes               (BB-, B1)           04/01/11           7.625        1,316,000
        80  DIVA Systems Corp., Series B, Senior Discount
             Notes (Callable 3/01/03 @ $106.31)**                     (NA, NR)           03/01/08          12.625            1,200
        40  Insight Midwest, Senior Notes (Callable
             10/01/04 @ $104.88)                                      (B+, B2)           10/01/09           9.750           34,200
        35  James Cable Partners LP, Series B, Senior Notes
             (Callable 12/05/02 @ $102.69)                            (NR, Ca)           08/15/04          10.750           17,325
        70  Northland Cable Television, Company
             Guaranteed, Senior Subordinated Notes
             (Callable 12/05/02 @ $105.12)                           (CC, Caa1)          11/15/07          10.250           40,250
                                                                                                                     -------------
                                                                                                                         1,408,975
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                        6

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
CORPORATE BONDS (CONTINUED)
CHEMICALS (0.4%)-
  $    280  Applied Extrusion Technologies, Inc.,
             Series B, Company Guaranteed
             (Callable 7/01/06 @ $105.38)                             (B, Caa1)          07/01/11          10.750    $     169,400
       540  Avecia Group PLC, Global Company Guaranteed
             (Callable 7/01/04 @ $105.50)                             (B-, B3)           07/01/09          11.000          456,300
       315  Mississippi Chemical Corp., Bonds                        (CCC, Caa2)         11/15/17           7.250           58,275
       120  Scotts Co., Company Guaranteed
             (Callable 1/15/04 @ $104.31)                             (B+, B2)           01/15/09           8.625          125,400
                                                                                                                     -------------
                                                                                                                           809,375
                                                                                                                     -------------

COMMERCIAL SERVICES (0.1%)
       100  Iron Mountain, Inc., Company Guaranteed
             (Callable 4/01/06 @ $104.31)                             (B, B2)            04/01/13           8.625          104,750
       215  La Petite Academy, Inc.,
             Series B, CompanyGuaranteed
             (Callable 5/15/03 @ $105.00)                             (CC, Ca)           05/15/08          10.000          112,875
                                                                                                                     -------------
                                                                                                                           217,625
                                                                                                                     -------------

COMPUTERS (0.1%)
       160  Unisys Corp., Senior Notes                               (BB+, Ba1)          01/15/05           7.250          160,800
                                                                                                                     -------------

DIVERSIFIED FINANCIALS (5.5%)
       270  Armkel LLC & Armkel Financial,
             Global Senior Subordinated Notes
             (Callable 8/15/05 @ $104.75)                             (B-, B2)           08/15/09           9.500          289,575
     1,195  Boeing Capital Corp., Global Bonds                        (A+, A3)           01/15/13           5.800        1,164,886
       180  Burlington Resources Finance Co., Yankee
             Company Guaranteed                                     (BBB+, Baa1)         03/01/07           5.700          193,838
       175  Chukchansi Economic Development Authority,
             Rule 144A, Private Placement, Senior Notes
             (Callable 10/01/06 @ $113.00)++                          (NA, NA)           06/15/09          14.500          161,437
       415  Countrywide Home Loans, Inc., Global
             Company Guaranteed                                       (A, A3)            06/15/04           6.850          438,252
       325  Countrywide Home Loans, Inc., Global
             Company Guaranteed                                       (A, A3)            02/01/07           5.500          338,280
       425  Countrywide Home Loans, Inc., Global
             Company Guaranteed                                       (A, A3)            05/15/07           5.625          445,344
     2,550  Ford Motor Credit Co., Global Notes                      (BBB, A3)           02/01/06           6.875        2,352,623
     1,290  Ford Motor Credit Co., Global Notes                      (BBB, A3)           10/28/09           7.375        1,169,288
     1,520  Household Finance Corp., Global Notes                     (A-, A2)           01/30/07           5.750        1,353,191
     2,126  Verizon Global Funding Corp., Global Notes                (A+, A1)           06/15/12           6.875        2,272,694
       450  Verizon Global Funding Corp., Global Notes                (A+, A1)           09/01/12           7.375          496,352
     1,395  Verizon Global Funding Corp., Global Notes                (A+, A1)           12/01/30           7.750        1,500,106
       380  Verizon Global Funding Corp., Global Notes                (A+, A1)           06/15/32           7.750          409,096
                                                                                                                     -------------
                                                                                                                        12,584,962
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                        7

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
CORPORATE BONDS (CONTINUED)
ELECTRIC (2.8%)
  $     90  Calpine Corp., Senior Notes                               (B+, B1)          08/15/10           8.625    $      29,250
     1,825  Calpine Corp., Senior Notes                               (B+, B1)          02/15/11           8.500          602,250
       750  Cilcorp, Inc., Bonds                                    (BB+, Baa2)         10/15/29           9.375          646,713
       825  Cincinnati Gas & Electric Co., Notes                    (BBB, Baa1)         09/15/12           5.700          819,892
       200  CMS Energy Corp.                                        (BBB-, Baa3)        09/15/06           6.250          190,976
        95  CMS Energy Corp., Senior Notes                            (B+, B3)          01/15/09           7.500           68,492
       235  CMS Energy Corp., Series B, Senior Notes                  (B+, B3)          01/15/04           6.750          190,409
       520  Energy East Corp., Notes                                 (BBB, Baa2)        06/15/12           6.750          556,558
     1,775  PG&E National Energy Group, Global
             Senior Notes                                              (D, Ca)          05/16/11          10.375          381,625
       795  Progress Energy, Inc., Senior Notes                      (BBB, Baa1)        03/01/06           6.750          817,364
     1,080  Progress Energy, Inc., Senior Notes                      (BBB, Baa1)        03/01/31           7.750        1,064,599
       855  PSEG Power LLC, Global Company Guaranteed                (BBB, Baa1)        04/15/06           6.875          795,859
       305  PSEG Power LLC, Rule 144A, Private
             Placement, Notes++                                      (BBB, Baa1)        06/01/12           6.950          265,880
                                                                                                                     -------------
                                                                                                                         6,429,867
                                                                                                                     -------------

ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
        60  Motors & Gears, Inc., Series D, Senior Notes
             (Callable 12/05/02 @ $105.38)                           (B-, Caa1)         11/15/06          10.750           51,300
       525  Oncor Electric Delivery Co., Rule 144A, Private
             Placement, Senior Secured Notes++                       (BBB, A3)          05/01/12           6.375          535,091
                                                                                                                     -------------
                                                                                                                           586,391
                                                                                                                     -------------

ELECTRONICS (0.1%)
        20  Fisher Scientific International,
             Senior Subordinated Notes
             (Callable 2/01/03 @ $104.50)                             (B, B3)           02/01/08           9.000           20,800
       170  Flextronics International, Ltd., Yankee
             Senior Subordinated Notes
             (Callable 7/01/05 @ $104.94)                            (BB-, Ba2)         07/01/10           9.875          177,650
                                                                                                                     -------------
                                                                                                                           198,450
                                                                                                                     -------------

ENTERTAINMENT (0.9%)
       455  Argosy Gaming Co., Company Guaranteed
             (Callable 6/01/04 @ $105.38)                             (B+, B2)          06/01/09          10.750          502,775
       200  Bluegreen Corp., Company Guaranteed                        (B, B3)          04/01/08          10.500          170,000
        50  Horseshoe Gaming Holding Corp.,
             Series B, Company Guaranteed
             (Callable 5/15/04 @ $104.31)                             (B+, B2)          05/15/09           8.625           52,875
       200  Isle of Capri Casinos, Inc., Company
             Guaranteed (Callable 4/15/04 @ $104.38)                   (B, B2)          04/15/09           8.750          201,000
       215  Kerzner International, Ltd., Global Company
             Guaranteed, Senior Subordinated Notes
             (Callable 8/15/06 @ $104.44)                             (B+, B2)          08/15/11           8.875          217,150

                 See Accompanying Notes to Financial Statements.

                                        8

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY          RATE%         VALUE
     -----                                                          -------------        --------         -------    -------------
CORPORATE BONDS (CONTINUED)
ENTERTAINMENT (CONTINUED)
  $    490  Mohegan Tribal Gaming, Global
             Senior Subordinated Notes
             (Callable 7/01/06 @ $104.19)                            (BB-, Ba3)          07/01/11           8.375    $     514,500
       320  Penn National Gaming, Inc., Company
             Guaranteed (Callable 3/15/06 @ $104.44)                  (B-, B3)           03/15/10           8.875          324,000
                                                                                                                     -------------
                                                                                                                         1,982,300
                                                                                                                     -------------

ENVIRONMENTAL CONTROL (2.1%)
     1,580  Allied Waste North America,
             Series B, Company Guaranteed
             (Callable 8/01/04 @ $105.00)                             (B+, B2)           08/01/09          10.000        1,524,700
        85  Allied Waste North America, Series B,
             Company Guaranteed, Senior Notes
             (Callable 1/01/04 @ $103.94)                            (BB-, Ba3)          01/01/09           7.875           81,175
     1,600  Allied Waste North America, Series B,
             Global Company Guaranteed                               (BB-, Ba3)          04/01/08           8.875        1,592,000
       110  Waste Management, Inc., Notes                            (BBB, Ba1)          04/30/04           8.000          113,587
       930  Waste Management, Inc., Rule 144A,
             Private Placements, Bonds++                             (BBB, Ba1)          05/15/32           7.750          911,500
       490  Waste Management, Inc., Senior Notes                     (BBB, Ba1)          08/01/10           7.375          515,365
                                                                                                                     -------------
                                                                                                                         4,738,327
                                                                                                                     -------------

FINANCE (0.3%)
       725  Washington Mutual, Inc., Global Senior Notes             (BBB+, A3)          01/15/07           5.625          769,094
                                                                                                                     -------------

FOOD (1.9%)
       300  Agrilink Foods, Inc., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 11/01/03 @ $105.94)                            (B-, B3)           11/01/08          11.875          312,000
        65  Archibald Candy Corp., Company Guaranteed,
             Senior Secured Notes
             (Callable 12/05/02 @ $102.56)**                         (NR, Caa2)          07/01/04          10.250           32,175
       230  Aurora Foods, Inc.,
             Series B, Senior Subordinated Notes
             (Callable 7/01/03 @ $106.38)                            (CCC, Caa3)         07/01/08           8.750          101,200
       420  ConAgra Foods, Inc., Notes                              (BBB+, Baa1)         09/15/11           6.750          474,794
       525  ConAgra Foods, Inc., Notes                              (BBB+, Baa1)         09/15/30           8.250          666,430
       130  Fleming Companies, Inc., Company
             Guaranteed (Callable 6/15/06 @ $104.62)                   (B+, B2)          06/15/10           9.250          107,250
       145  Fleming Companies, Inc., Global Company
             Guaranteed (Callable 4/01/05 @ $105.06)                  (BB-, B2)          04/01/08         10.1250          123,975
       215  Land O' Lakes, Inc., Global
             Senior Notes (Callable 11/15/06 @ $104.38)                (B+, B2)          11/15/11           8.750          119,325
       615  Safeway, Inc., Senior Debentures                         (BBB, Baa2)         02/01/31           7.250          674,642
       560  Safeway, Inc., Senior Notes                              (BBB, Baa2)         09/15/04           7.250          605,495

                 See Accompanying Notes to Financial Statements.

                                        9

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
CORPORATE BONDS (CONTINUED)
FOOD (CONTINUED)
  $    120  Stater Brothers Holdings, Inc.,
             Senior Notes (Callable 8/15/03 @ $105.38)                (B-, B2)           08/15/06          10.750    $     121,800
     1,075  Tyson Foods, Inc., Global Notes                          (BBB, Baa3)         10/01/04           6.625        1,136,490
                                                                                                                     -------------
                                                                                                                         4,475,576
                                                                                                                     -------------

FOREST PRODUCTS, PAPER (0.3%)
       350  Appleton Papers, Inc.,
             Series B, Global Company Guaranteed
             (Callable 12/15/05 @ $106.25)                            (B+, B3)           12/15/08          12.500          365,750
       290  Georgia-Pacific Corp., Senior Notes                      (BB+, Ba1)          05/15/31           8.875          223,868
                                                                                                                     -------------
                                                                                                                           589,618
                                                                                                                     -------------

GAS (0.5%)
     1,025  KeySpan Corp., Senior Notes                                (A, A3)           11/15/30           8.000        1,233,537
                                                                                                                     -------------

HEALTHCARE FACILITIES/SUPPLIES (0.3%)
       665  Baxter International, Inc., Notes                          (A, A3)           05/01/07           5.250          695,369
       110  Extendicare Health Services, Inc., Company
             Guaranteed (Callable 12/15/02 @ $104.67)                (CCC+, B3)          12/15/07           9.350           95,150
                                                                                                                     -------------
                                                                                                                           790,519
                                                                                                                     -------------

HEALTHCARE SERVICES (0.7%)
        90  HCA, Inc.                                                (BBB-, Ba1)         09/01/10           8.750          100,307
       235  HCA, Inc.                                                (BBB-, Ba1)         06/15/05           6.910          247,023
     1,175  HCA, Inc.                                                (BBB-, Ba1)         07/01/07           7.000        1,247,649
       290  Magellan Health Services, Inc.,
             Senior Subordinated Notes
             (Callable 2/15/03 @ $104.50)                             (CC, Ca)           02/15/08           9.000           50,750
                                                                                                                     -------------
                                                                                                                         1,645,729
                                                                                                                     -------------

HOLDING COMPANIES (0.1%)
       170  Werner Holding Co., Inc.,
             Series A, Company Guaranteed
             (Callable 12/05/02 @ $105.00)                             (B-, B2)          11/15/07          10.000          160,650
                                                                                                                     -------------

HOME BUILDERS (0.1%)
       110  KB Home, Senior Subordinated Notes
             (Callable 2/15/06 @ $104.75)                            (BB-, Ba3)          02/15/11           9.500          114,675
        75  Ryland Group, Senior Notes
             (Callable 9/01/05 @ $104.88)                            (BB+, Ba2)          09/01/10           9.750           81,562
                                                                                                                     -------------
                                                                                                                           196,237
                                                                                                                     -------------

INDUSTRIAL (0.3%)
       495  Norsk Hydro A/S, Yankee Debentures                        (A, A2)            06/15/23           7.750          581,936
                                                                                                                     -------------

IRON & STEEL (0.0%)
       105  AK Steel Corp., Company Guaranteed
             (Callable 2/15/04 @ $103.94)                             (BB, B1)           02/15/09           7.875          105,000
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       10

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
CORPORATE BONDS (CONTINUED)
LEISURE (0.4%)
  $    625  Carnival Corp., Yankee Notes                              (A, A2)            04/15/08           6.150    $     659,741
       280  Hard Rock Hotel, Inc.,
             Series B, Senior Subordinated Notes
             (Callable 12/05/02 @ $104.62)                           (B-, Caa1)          04/01/05           9.250          277,900
                                                                                                                     -------------
                                                                                                                           937,641
                                                                                                                     -------------

LODGING (2.6%)
       345  Ameristar Casinos, Inc.,
             Global Company Guaranteed
             (Callable 2/15/06 @ $105.38)                             (B, B3)            02/15/09          10.750          374,325
       120  Aztar Corp., Senior Subordinated Notes
             (Callable 5/15/03 @ $104.44)                             (B+, Ba3)          05/15/07          8.8750          120,000
       215  Boyd Gaming Corp., Company Guaranteed
             (Callable 8/01/05 @ $104.62)                            (BB-, Ba3)          08/01/09           9.250          233,813
       530  Hilton Hotels Corp., Notes                              (BBB-, Ba1)          02/15/11           8.250          541,495
       515  ITT Corp.                                               (BBB-, Ba1)          11/15/05           6.750          499,952
       325  Majestic Investor Holdings,
             Company Guaranteed, Senior Secured Notes
             (Callable 11/30/05 @ $105.83)                             (B, B2)           11/30/07          11.653          284,781
        20  Mandalay Resort Group,
             Senior Subordinated Notes
             (Callable 12/01/02 @ $104.62)                           (BB-, Ba3)          12/01/05           9.250           20,750
        30  MGM Mirage, Inc., Company Guaranteed                     (BB+, Ba2)          06/01/07           9.750           33,150
     1,495  Park Place Entertainment Corp.,
             Senior Subordinated Notes                               (BB+, Ba2)          12/15/05           7.875        1,506,213
       280  Prime Hospitality Corp.,
             Series B, Global Senior Subordinated Notes
             (Callable 5/01/07 @ $104.19)                             (B+, B1)           05/01/12           8.375          256,200
       300  Riviera Holdings Corp., Rule 144A,
             Private Placement, Company Guaranteed
             (Callable 6/15/06 @ $105.50)++                           (B+, B2)           06/15/10          11.000          275,250
     1,810  Starwood Hotels & Resorts Worldwide, Inc.,
             Rule 144A, Private Placement, Notes++                   (BBB-, Ba1)         05/01/07           7.375        1,737,600
       340  Windsor Woodmont Black Hawk,
             Series B, First Mortgage
             (Callable 12/05/02 @ $113.00)**                          (NR, NA)           03/15/05          13.000          222,700
                                                                                                                     -------------
                                                                                                                         6,106,229
                                                                                                                     -------------

MEDIA (2.9%)
       355  AOL Time Warner, Inc., Global Bonds                     (BBB+, Baa1)         04/15/31           7.625          322,726
        10  Chancellor Media Corp.,
             Company Guaranteed, Senior Notes                        (BBB-, Ba1)         11/01/08           8.000           10,588
     1,085  Charter Communications Holdings LLC,
             Global Senior Notes                                      (B-, B3)           10/01/09          10.750          485,537

                 See Accompanying Notes to Financial Statements.

                                       11

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
CORPORATE BONDS (CONTINUED)
MEDIA (CONTINUED)
  $    550  Charter Communications Holdings LLC,
             Global Senior Notes                                      (B-, B3)           11/15/09           9.625    $     237,875
        10  Charter Communications Holdings LLC,
             Senior Discount Notes
             (Callable 4/01/04 @ $104.96)+**                          (B-, B3)           04/01/11           8.625            3,150
        75  Charter Communications Holdings LLC,
             Senior Notes (Callable 4/01/04 @ $104.31)                (B-, B3)           04/01/09           8.625           32,625
        35  Clear Channel Communications, Inc.,
             Debentures                                             (BBB-, Baa3)         10/15/27           7.250           34,113
       615  Clear Channel Communications, Inc.,
             Global Senior Notes                                    (BBB-, Baa3)         11/01/06           6.000          633,561
        80  Coaxial Communications/Phoenix,
             Company Guaranteed, Senior Notes
             (Callable 12/05/02 @ $105.00)                             (B, B3)           08/15/06          10.000           68,500
     1,805  Comcast Cable Communications, Inc.,
             Senior Notes                                            (BBB, Baa3)         01/30/11           6.750        1,725,629
       100  CSC Holdings, Inc., Series B, Senior Notes                (BB-, B1)          07/15/09           8.125           83,500
       140  Lin Televison Corp., Company Guaranteed
             (Callable 3/01/03 @ $104.19)                              (B-, B3)          03/01/08           8.375          145,950
       620  News America Holdings, Inc.,
             Company Guaranteed                                     (BBB-, Baa3)         02/01/13           9.250          701,929
     1,190  News America Holdings, Inc., Debentures                 (BBB-, Baa3)         08/10/18           8.250        1,163,132
       135  Salem Communications Corp., Series B,
             Company Guaranteed, Senior Subordinated
              Notes (Callable 12/05/02 @ $104.75)                     (B-, B3)           10/01/07           9.500          140,738
       510  Viacom, Inc., Global Company Guaranteed                   (A-, A3)           08/15/12           5.625          532,144
       295  Walt Disney Co., Global Notes                           (BBB+, Baa1)         03/01/12           6.375          316,340
                                                                                                                     -------------
                                                                                                                         6,638,037
                                                                                                                     -------------

OIL & GAS (3.7%)
       135  Abraxas Petroleum Corp.,
             Series B, Company Guaranteed
             (Callable 12/05/02 @ $100.00)                           (CCC-, B3)          03/15/03          12.875          135,000
        10  Conoco Funding Co., Global Company Guaranteed             (A-, A3)           10/15/11           6.350           11,020
     1,940  Conoco Funding Co., Global Company Guaranteed             (A-, A3)           10/15/31           7.250        2,210,892
        60  Conoco, Inc., Senior Global Notes                         (A-, A3)           04/15/09           6.350           66,360
     1,690  Consolidated Natural Gas Co., Senior Notes               (BBB+, A3)          04/15/11           6.850        1,821,053
       500  Devon Energy Corp., Debentures                          (BBB, Baa2)          04/15/32           7.950          581,657
       510  Devon Financing Corp., ULC,
             Global Company Guaranteed                              (BBB, Baa2)          09/30/11           6.875          566,931
       870  Enterprise Products Partners LP,
             Company Guaranteed                                     (BBB, Baa2)          02/01/11           7.500          862,762
        30  Ocean Energy, Inc., Series B,
             Company Guaranteed
             (Callable 7/01/03 @ $104.19)                            (BB+, Ba1)          07/01/08           8.375           31,650

                 See Accompanying Notes to Financial Statements.

                                       12

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
CORPORATE BONDS (CONTINUED)
OIL & GAS (CONTINUED)
  $     55  Parker Drilling Co.,
             Series B, Senior Notes, Company
             Guaranteed (Callable 11/15/04 @ $105.06)                 (B+, B1)           11/15/09          10.125    $      53,625
     1,775  Petronas Capital Ltd.,-
             Rule 144A, Private Placement, Company
             Guaranteed++                                           (BBB+, Baa1)         05/22/22           7.875        1,842,963
       660  Tesoro Petroleum Corp.,
             Global Senior Subordinated
             Notes (Callable 4/01/07 @ $104.81)                       (B, B2)            04/01/12           9.625          339,900
                                                                                                                     -------------
                                                                                                                         8,523,813
                                                                                                                     -------------

PACKAGING & CONTAINERS (0.5%)
       175  Box USA Holdings, Series B,
             Senior Secured Notes
             (Callable 12/05/02 @ $104.00)                             (B, B3)           06/01/06          12.000          182,000
       200  Owens-Brockway Glass Containers,
             Global Company Guaranteed
             (Callable 2/15/06 @ $104.44)                             (BB, B2)           02/15/09           8.875          206,500
       150  Owens-Illinois, Inc., Senior Notes                        (B+, B3)           05/15/08           7.350          134,625
       240  Packaged Ice, Inc., Series B,
             Company Guaranteed, Senior Unsecured
             Notes (Callable 12/05/02 @ $104.88)                     (B-, Caa3)          02/01/05           9.750          178,800
       380  Stone Container Corp., Global Senior
             Notes (Callable 7/01/07 @ $104.19)                        (B, B2)           07/01/12           8.375          393,300
                                                                                                                     -------------
                                                                                                                         1,095,225
                                                                                                                     -------------

PHARMACEUTICALS (0.1%)
       180  NBTY, Inc., Series B, Senior Subordinated
             Notes (Callable 12/05/02 @ $104.31)                      (B+, B1)           09/15/07           8.625          181,800
                                                                                                                     -------------

PIPELINES (0.9%)
       600  El Paso Corp., Rule 144A, Private
             Placement, Notes++                                     (BBB-, Baa3)         06/15/12           7.875          402,703
       430  Tennessee Gas Pipeline Co., Debentures                   (BBB, Baa2)         04/01/17           7.500          387,973
       305  Tennessee Gas Pipeline Co., Debentures                   (BBB, Baa2)         10/15/28           7.000          260,093
       190  Western Gas Resources, Inc., Company
             Guaranteed (Callable 6/15/04 @ $105.00)                 (BB-, Ba3)          06/15/09          10.000          200,450
       920  Williams Companies, Inc., Notes                            (B, B1)           09/01/21           7.875          519,800
       665  Williams Companies, Inc., Notes                            (B, B1)           06/15/31           7.750          369,075
                                                                                                                     -------------
                                                                                                                         2,140,094
                                                                                                                     -------------

REAL ESTATE (0.4%)
       465  EOP Operating LP, Notes                                 (BBB+, Baa1)         06/15/04           6.500          485,531
       500  EOP Operating LP, Senior Notes                          (BBB+, Baa1)         02/15/05           6.625          529,017
                                                                                                                     -------------
                                                                                                                         1,014,548
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       13

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
CORPORATE BONDS (CONTINUED)
RETAIL (0.3%)
  $    135  Hockey Co. & Sports Maska, Inc.,
             Senior Secured, Global Notes, Units
             (Callable 4/15/06 @ $105.62)                             (NA, B2)           04/15/09          11.250    $     129,600
       300  Leslie's Poolmart, Senior Notes
             (Callable 12/05/02 @ $102.59)                            (B-, B3)           07/15/04          10.375          280,125
       140  Sbarro, Inc., Company Guaranteed, Senior Notes
             (Callable 9/15/04 @ $105.50)                             (B+, B2)           09/15/09          11.000          125,300
       240  Yum! Brands, Inc., Senior Notes                          (BB, Ba1)           07/01/12           7.700          249,600
                                                                                                                     -------------
                                                                                                                           784,625
                                                                                                                     -------------

SECONDARY OIL & GAS PRODUCERS (0.5%)
       225  Chesapeake Energy Corp.,
             Global Company Guaranteed, Senior Notes
             (Callable 4/01/06 @ $104.06)                             (B+, B1)           04/01/11           8.125          230,625
       230  Denbury Management, Inc.,
             Company Guaranteed, Senior Subordinated
             Notes (Callable 3/01/03 @ $104.50)                        (B, B3)           03/01/08           9.000          235,175
       370  Magnum Hunter Resources, Inc., Company
             Guaranteed (Callable 12/05/02 @ $105.00)                 (B+, B2)           06/01/07          10.000          386,650
        50  Mission Resources Corp., Series C,
             Global Company Guaranteed
             (Callable 12/05/02 @ $105.44)                           (B-, Caa1)          04/01/07          10.875           30,250
       144  Southwest Royalties, Inc., Company
             Guaranteed (Callable 12/05/02 @ $100.00)                (CCC-, NA)          06/30/04          10.500          143,820
        41  Southwest Royalties, Inc.,
             Company Guaranteed, Senior Secured Notes
             (Callable 12/05/02 @ $100.00)                           (CCC-, NA)          06/30/04          10.500           41,000
                                                                                                                     -------------
                                                                                                                         1,067,520
                                                                                                                     -------------

TELECOMMUNICATIONS (5.7%)
       175  Alamosa PCS Holdings, Inc.,
             Company Guaranteed, Senior Discount
             Notes (Callable 2/15/05 @ $106.44)+                    (CCC, Caa3)          02/15/10          12.875           25,375
     1,085  AT&T Corp., Global Notes                                (BBB+, Baa2)         03/15/09           6.000        1,037,786
       240  AT&T Corp., Global Notes                                (BBB+, Baa2)         03/15/29           6.500          207,116
     1,290  AT&T Corp., Global Senior Notes                         (BBB+, Baa2)         11/15/11           7.300        1,266,665
     1,215  AT&T Wireless Services, Inc., Global Senior Notes       (BBB, Baa2)          05/01/07           7.500        1,076,454
       495  AT&T Wireless Services, Inc., Global Senior Notes       (BBB, Baa2)          03/01/31           8.750          397,052
       680  AT&T Wireless Services, Inc., Senior Notes              (BBB, Baa2)          03/01/11           7.875          592,629
     1,155  Citizens Communications Co., Global Senior Notes        (BBB, Baa2)          08/15/08           7.625        1,162,383
       320  Citizens Communications Co., Global Senior Notes        (BBB, Baa2)          08/15/31           9.000          308,118
     1,130  Citizens Communications Co., Notes                      (BBB, Baa2)          05/15/06           8.500        1,142,329
     1,150  Cox Communications, Inc., Notes                         (BBB, Baa2)          11/01/10           7.750        1,232,189
        60  Insight Midwest, Global Senior Notes
             (Callable 11/01/05 @ $105.25)                            (B+, B2)           11/01/10          10.500           52,200

                 See Accompanying Notes to Financial Statements.

                                       14

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
CORPORATE BONDS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
  $     10  Level 3 Communications, Inc.,
             Senior Notes (Callable 5/01/03 @ $104.56)               (CC, Caa3)          05/01/08           9.125    $       5,700
       195  Lucent Technologies, Inc., Notes                         (B-, Caa1)          07/15/06           7.250           98,475
        85  Nextel Communications, Inc.,
             Senior Discount Notes
             (Callable 2/15/03 @ $104.97)+                            (B, B3)            02/15/08           9.950           72,463
       960  Nextel Communications, Inc.,
             Senior Notes (Callable 11/15/04 @ $104.688)              (B, B3)            11/15/09           9.375          828,000
     1,290  Nextlink Communications,
             Senior Discount Notes
             (Callable 12/01/04 @ $106.06)**                          (NR, Ca)           12/01/09           9.450            9,675
     1,805  Nextlink Communications,
             Senior Notes (Callable 12/01/04 @ $105.25)               (NR, Ca)           12/01/09          10.500           13,538
       610  Sprint Capital Corp., Global Company Guaranteed         (BBB-, Baa3)         01/15/07           6.000          492,722
     1,655  Sprint Capital Corp., Senior, Global
             Company Guaranteed                                     (BBB-, Baa3)         11/15/28           6.875        1,099,986
     2,095  Verizon Wireless, Inc.,
             Rule 144A, Private Placement Notes++                     (A+, A2)           12/15/06           5.375        2,070,740
       940  XO Communications, Inc.,
             Senior Discount Notes
             (Callable 4/15/03 @ $104.72)**                           (NA, Ca)           04/15/08           9.450            7,050
                                                                                                                     -------------
                                                                                                                        13,198,645
                                                                                                                     -------------

TEXTILES (0.1%)
       140  Simmons Co., Series B,
             Senior Subordinated Notes
             (Callable 3/15/04 @ $105.12)                             (B-, B2)           03/15/09           10.25          149,800
        85  Westpoint Stevens, Inc., Senior Notes                    (CCC+, Ca)          06/15/05           7.875           25,925
                                                                                                                     -------------
                                                                                                                           175,725
                                                                                                                     -------------

WIRELESS (1.0%)
       220  ALLTEL Corp., Global Senior Notes                          (A, A2)           07/01/12           7.000          248,223
       760  ALLTEL Corp., Global Senior Notes                          (A, A2)           07/01/32           7.875          871,558
       306  TeleCorp PCS, Inc., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 4/15/04 @ $105.81)+                          (BBB, Baa2)          04/15/09          11.625          255,510
       110  U.S. Unwired, Inc., Series B, Company
             Guaranteed, Senior Discount Notes
             (Callable 11/01/04 @ $106.69)+                         (CCC+, Caa2)         11/01/09          13.375            8,800
       650  Voicestream Wireless Corp.,
             Senior Discount Notes
             (Callable 11/15/04 @ $105.94)+                          (A-, Baa2)          11/15/09          11.875          542,750
       370  Voicestream Wireless Corp.,
             Senior Notes (Callable 11/15/04 @ $105.19)              (A-, Baa2)          11/15/09          10.375          382,950
                                                                                                                     -------------
                                                                                                                         2,309,791
                                                                                                                     -------------
TOTAL CORPORATE BONDS (Cost $97,527,195)                                                                                89,946,018
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       15

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
ASSET BACKED SECURITIES (3.9%)
  $    900  Chase Credit Card Master Trust,
             Series 2001-1, Class A                                  (AAA, Aaa)          06/15/07           1.973    $     903,055
     1,050  CNH Equipment Trust, Series 2002-A, Class A3             (AAA, Aaa)          07/17/06           2.073        1,053,681
       595  DaimlerChrysler Master Owner Trust,
             Series 2002-A, Class A                                  (AAA, Aaa)          05/15/07           1.883          595,243
     1,295  Discover Card Master Trust I,
             Series 1999-5, Class A                                  (AAA, Aaa)          12/18/06           1.983        1,297,535
       102  Donaldson Lufkin & Jenrette, Inc.,
             Series 1989-1, Class F                                  (AAA, Aaa)          08/01/19              11          117,812
       500  Embarcadero Aircraft Secs Trust                          (BBB, A3)           08/15/25           1.803          400,000
       555  Fleet Credit Master Trust II,
             Series 2002-A, Class A                                  (AAA, Aaa)          10/15/07           1.873          555,231
       755  Ford Credit Floorplan Master Owner Trust,
             Series 2001-1, Class A                                  (AAA, Aaa)          07/17/06           1.913          756,141
       830  LB-UBS Commercial Mortgage Trust,
             Series 2002-C2, Class A4                                (AAA, Aaa)          06/15/31           5.594          876,638
       575  MBNA Master Credit Card Trust,
             Series 1996-M, Class A                                  (AAA, Aaa)          04/15/09           1.880          575,826
     1,045  MMCA Automobile Trust,
             Series 2002-2, Class A3                                 (AAA, Aaa)          07/17/06           3.670        1,071,140
       289  Morgan Stanley Mortgage Trust,
             Series 40, Class 8                                       (AAA, NR)          07/20/21           7.000          289,861
       493  Small Business Administration,
             Series 1992-20D, Class 1                                 (NA, Aaa)          04/01/12           8.200          539,628
                                                                                                                     -------------
                                                                                                                         9,031,791
                                                                                                                     -------------
TOTAL ASSET BACKED SECURITIES (Cost $8,902,503)                                                                          9,031,791
                                                                                                                     -------------

FOREIGN BONDS (2.7%)
BANKS (0.6%)
  $  1,165   Royal Bank of Scotland Group PLC, Series 3,
             Perpetual Global Bonds (Callable 12/31/05
             @ $100.00) (United Kingdom)                              (A-, A1)           11/29/49           7.816        1,310,012
                                                                                                                     -------------

FOREIGN GOVERNMENT BONDS (0.8%)
       440  France Telecom SA, Global Notes                         (BBB-, Baa3)         03/01/06           8.700          471,786
       410  Government of Russia                                      (NA, NA)           05/14/08           3.000          309,550
     1,010  Republic of Philippines, Series B, Restructured
             Debt, Foreign Government Guaranteed
             (Callable 6/02/03 @ $100.00) (Philippines)              (BB+, Ba1)          12/01/17           6.500          933,509
                                                                                                                     -------------
                                                                                                                         1,714,845
                                                                                                                     -------------

REAL ESTATE (0.1%)
        90  Intrawest Corp., Rule 144A, Private Placement,
             Senior Notes (Callable 2/01/05 @ $105.25)
             (Canada)++                                               (B+, B1)           02/01/10          10.500           90,900
       180  Intrawest Corp., Yankee Senior Notes
             (Callable 2/01/05 @ $105.25) (Canada)                    (B+, B1)           02/01/10          10.500          181,800
                                                                                                                     -------------
                                                                                                                           272,700
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       16

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
FOREIGN BONDS (CONTINUED)
TELECOMMUNICATIONS (1.2%)
  $  1,325  British Telecommunications PLC,
             Global Bonds (United Kingdom)                           (A-, Baa1)          12/15/30           8.875    $   1,604,787
        65  Rogers Communications, Inc., Yankee
             Senior Notes (Callable 12/05/02 @ $103.04)              (BB-, Ba1)          01/15/06           9.125           55,006
       300  TELUS Corp., Yankee Notes (Canada)                       (BBB, Ba1)          06/01/07           7.500          249,000
     1,135  TELUS Corp., Yankee Notes (Canada)                       (BBB, Ba1)          06/01/11           8.000          879,625
                                                                                                                     -------------
                                                                                                                         2,788,418
                                                                                                                     -------------
TOTAL FOREIGN BONDS (Cost  $5,901,196)                                                                                   6,085,975
                                                                                                                     -------------
UNITED STATES TREASURY OBLIGATIONS (3.4%)
UNITED STATES TREASURY BILLS (0.2%)
       490  United States Treasury Bills++++                         (AAA, Aaa)          02/13/03           1.590          488,046
                                                                                                                     -------------
UNITED STATES TREASURY BONDS (0.1%)
       185  United States Treasury Bonds                             (AAA, Aaa)          02/15/31           5.375          195,327
                                                                                                                     -------------
UNITED STATES TREASURY NOTES (3.1%)
     2,343  United States Treasury Notes                             (AAA, Aaa)          01/15/08           3.625        2,539,989
     2,883  United States Treasury Notes                             (AAA, Aaa)          01/15/10           4.250        3,256,045
     1,372  United States Treasury Notes                             (AAA, Aaa)          07/15/12           3.000        1,442,631
                                                                                                                     -------------
                                                                                                                         7,238,665
                                                                                                                     -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $7,737,155)                                                               7,922,038
                                                                                                                     -------------

MORTGAGE-BACKED SECURITIES (47.7%)
     4,005  Bear Stearns Commercial Mortgage Securities, Inc.,
             Series 2002-TOP6, Class A2                              (AAA, Aaa)          10/15/36           6.460        4,469,842
     3,995  Fannie Mae Global Notes                                  (AAA, Aaa)          03/15/12           6.125        4,490,939
        70  Fannie Mae Pool #004542                                  (AAA, Aaa)          12/01/08          12.000           76,095
        16  Fannie Mae Pool #035574                                  (AAA, Aaa)          10/01/08           8.750           17,200
         1  Fannie Mae Pool #076368                                  (AAA, Aaa)          09/01/03           9.250              989
       605  Fannie Mae Pool #124211                                  (AAA, Aaa)          12/01/21           5.412          618,489
       203  Fannie Mae Pool #124790                                  (AAA, Aaa)          02/01/23           9.000          224,259
       265  Fannie Mae Pool #125136                                  (AAA, Aaa)          07/01/07           8.000          281,117
        85  Fannie Mae Pool #243876                                  (AAA, Aaa)          01/01/09           9.000           89,636
       415  Fannie Mae Pool #252492                                  (AAA, Aaa)          05/01/29           7.500          438,800
       214  Fannie Mae Pool #252874                                  (AAA, Aaa)          11/01/29           7.500          226,854
       263  Fannie Mae Pool #253183                                  (AAA, Aaa)          04/01/30           7.500          278,870
       237  Fannie Mae Pool #270674                                  (AAA, Aaa)          09/01/17           9.000          262,479
        87  Fannie Mae Pool #447109                                  (AAA, Aaa)          11/01/29           7.500           92,279
        14  Fannie Mae Pool #504305                                  (AAA, Aaa)          08/01/29           7.500           15,234
        40  Fannie Mae Pool #504338                                  (AAA, Aaa)          10/01/29           7.500           42,624
         8  Fannie Mae Pool #504669                                  (AAA, Aaa)          10/01/29           7.500            8,847
        15  Fannie Mae Pool #504672                                  (AAA, Aaa)          10/01/29           7.500           16,229
       259  Fannie Mae Pool #507037                                  (AAA, Aaa)          08/01/29           7.500          274,337
        33  Fannie Mae Pool #508801                                  (AAA, Aaa)          08/01/29           7.500           35,020
        74  Fannie Mae Pool #515542                                  (AAA, Aaa)          10/01/29           8.000           79,088
       174  Fannie Mae Pool #515943                                  (AAA, Aaa)          10/01/29           7.500          184,211
         2  Fannie Mae Pool #515955                                  (AAA, Aaa)          10/01/29           7.500            2,495

                 See Accompanying Notes to Financial Statements.

                                       17

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%        VALUE
     -----                                                          -------------        --------          ------    -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
  $     25  Fannie Mae Pool #516832                                  (AAA, Aaa)          01/01/30           7.500    $      26,814
       270  Fannie Mae Pool #517894                                  (AAA, Aaa)          03/01/30           7.500          286,253
        11  Fannie Mae Pool #521205                                  (AAA, Aaa)          12/01/29           7.500           12,143
        37  Fannie Mae Pool #521369                                  (AAA, Aaa)          12/01/29           7.000           38,377
        38  Fannie Mae Pool #523929                                  (AAA, Aaa)          11/01/29           7.500           40,487
        75  Fannie Mae Pool #527587                                  (AAA, Aaa)          12/01/29           7.500           79,830
        13  Fannie Mae Pool #527805                                  (AAA, Aaa)          03/01/30           7.500           13,878
        77  Fannie Mae Pool #528126                                  (AAA, Aaa)          03/01/30           7.500           81,338
        34  Fannie Mae Pool #528289                                  (AAA, Aaa)          03/01/30           7.500           35,870
         6  Fannie Mae Pool #528508                                  (AAA, Aaa)          02/01/30           7.500            6,639
        19  Fannie Mae Pool #528800                                  (AAA, Aaa)          01/01/30           7.000           19,945
       184  Fannie Mae Pool #528803                                  (AAA, Aaa)          01/01/30           7.500          195,260
        17  Fannie Mae Pool #529210                                  (AAA, Aaa)          02/01/30           7.500           18,437
        61  Fannie Mae Pool #531075                                  (AAA, Aaa)          02/01/30           8.000           65,074
        25  Fannie Mae Pool #532496                                  (AAA, Aaa)          03/01/30           7.500           26,315
       195  Fannie Mae Pool #533026                                  (AAA, Aaa)          03/01/30           8.000          208,630
       365  Fannie Mae Pool #533033                                  (AAA, Aaa)          03/01/30           8.000          390,445
       188  Fannie Mae Pool #533440                                  (AAA, Aaa)          01/01/30           8.000          201,700
       110  Fannie Mae Pool #533586                                  (AAA, Aaa)          03/01/30           7.500          115,961
        74  Fannie Mae Pool #533714                                  (AAA, Aaa)          03/01/30           8.000           79,061
       103  Fannie Mae Pool #534125                                  (AAA, Aaa)          03/01/30           7.500          108,603
       159  Fannie Mae Pool #535083                                  (AAA, Aaa)          12/01/29           7.500          168,062
     1,840  Fannie Mae Pool #535101                                  (AAA, Aaa)          08/01/13           6.500        1,938,742
       111  Fannie Mae Pool #535159                                  (AAA, Aaa)          02/01/30           7.000          116,003
     4,644  Fannie Mae Pool #650077                                  (AAA, Aaa)          07/01/32           7.500        4,913,902
     2,175  Fannie Mae Pool #653373                                  (AAA, Aaa)          09/01/32           7.500        2,301,437
       276  Fannie Mae, Series 1999-52, Class TC                     (AAA, Aaa)          05/25/22           7.000          276,399
     9,560  Fannie Mae TBA                                           (AAA, Aaa)          11/01/32           6.000        9,828,827
     4,900  Fannie Mae TBA                                           (AAA, Aaa)          11/01/32           6.500        5,146,519
    13,040  Fannie Mae TBA                                           (AAA, Aaa)          11/01/32           6.500       13,512,700
    15,355  Fannie Mae TBA                                           (AAA, Aaa)          11/01/32           7.000       16,045,975
     1,840  Fannie Mae TBA                                           (AAA, Aaa)          11/01/32           7.500        1,946,374
    21,160  Fannie Mae TBA                                           (AAA, Aaa)          11/01/32           8.000       22,628,081
       661  Freddie Mac Pool #292065                                 (AAA, Aaa)          04/01/17           8.500          716,578
       404  Freddie Mac Pool #606523                                 (AAA, Aaa)          10/01/19           5.658          414,156
         8  Ginnie Mae Pool #058985                                  (AAA, Aaa)          07/15/13          11.000            9,761
        10  Ginnie Mae Pool #068764                                  (AAA, Aaa)          09/15/13          12.000           12,138
        76  Ginnie Mae Pool #093401                                  (AAA, Aaa)          01/15/10           9.500           85,017
         2  Ginnie Mae Pool #296254                                  (AAA, Aaa)          09/15/20           9.500            2,392
     3,278  Ginnie Mae Pool #508483                                  (AAA, Aaa)          05/15/31           7.000        3,444,109
     1,004  Ginnie Mae Pool #545822                                  (AAA, Aaa)          06/15/31           7.500        1,067,696
     7,705  Ginnie Mae TBA                                           (AAA, Aaa)          11/01/17           7.000        8,092,654
     1,425  J.P. Morgan Chase Commercial Mortgage
             Securities, Series 2002-CIB4, Class A3                   (NA, Aaa)          05/12/34           6.162        1,553,318
     1,215  LB Commercial Conduit Mortgage Trust,
             Series 1999-C2, Class A1                                 (NA, Aaa)          10/15/32           7.105        1,339,938
                                                                                                                     -------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $108,698,626)                                                                   109,837,771
                                                                                                                     -------------

                 See Accompanying Notes to Financial Statements.

                                       18

 NUMBER OF
   SHARES                                                                                                                VALUE
 ---------                                                                                                           -------------
COMMON STOCK (0.0%)
SECONDARY OIL & GAS PRODUCERS (0.0%)
     2,156  Southwest Royalties, Inc., Class A*^
             (Cost $71,271)                                                                                          $      32,620
                                                                                                                     -------------

WARRANTS (0.0%)
BUILDING MATERIALS (0.0%)
        65  Dayton Superior Corp., Wts., Rule 144A, expires June 2009*++                                                        26
                                                                                                                     -------------

TELECOMMUNICATIONS (0.0%)
        40  GT Group Telecom, Inc., Rule 144A, expires Feburary 2010*++                                                         40
        70  IWO Holdings, Inc., Rule 144A, strike $7.00, expires January 2011*++^                                                0
                                                                                                                     -------------
                                                                                                                                40
                                                                                                                     -------------
TOTAL WARRANTS (Cost $3,300)                                                                                                    66
                                                                                                                     -------------

      PAR                                                             RATINGS+
     (000)                                                          (S&P/MOODY'S)        MATURITY           RATE%
     -----                                                          -------------        --------           -----
SHORT-TERM INVESTMENTS (34.6%)
  $ 38,005  Federal Home Loan Bank, Discount Notes(1)                (AAA, Aaa)          11/01/02           1.500       38,005,000
    26,995  Federal Home Loan Bank, Discount Notes(1)                (AAA, Aaa)          11/01/02           1.690       26,995,000
    14,784  State Street Bank and Trust Co. Euro
             Time Deposit(1)                                                             11/01/02           1.750       14,784,000
                                                                                                                     -------------
                                                                                                                        79,784,000
                                                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $79,784,000)                                                                         79,784,000
                                                                                                                     -------------
TOTAL INVESTMENTS AT VALUE (131.4%) (Cost $308,625,246)                                                                302,640,279
LIABILITIES IN EXCESS OF OTHER ASSETS (-31.4%)                                                                         (72,291,381)
                                                                                                                     -------------
NET ASSETS (100.0%)                                                                                                  $ 230,348,898
                                                                                                                     =============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced

+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors Services, Inc. are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to a value of $8,505,055 or 3.7% of net assets.

**   Security in default.

+ Step Bond -- The interest as of October 31, 2002 is 0% and will reset to the interest rate shown at a future date.

++++ Collateral segregated for futures contracts.

*    Non-income producing security.

^ Not readily marketable; security is valued at fair value as determined in good faith by the Board of Trustees.

(1)  Collateral segregated for TBA securities.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS
    Investments at value (Cost $308,625,246)                            $  302,640,279(1)
    Cash                                                                           565
    Collateral received for securities loaned                               12,141,101
    Receivable for investments sold                                          3,354,520
    Dividend and interest receivable                                         2,637,982
    Receivable for fund shares sold                                            226,647
    Variation margin receivable                                                105,920
    Prepaid expenses and other assets                                           37,066
                                                                        --------------
      Total Assets                                                         321,144,080
                                                                        --------------
LIABILITIES
    Advisory fee payable                                                        35,614
    Administrative services fee payable                                         45,522
    Distribution fee payable                                                    11,462
    Payable upon return of securities loaned                                12,141,101
    Payable for investments purchased                                       78,109,785
    Payable for fund shares redeemed                                           278,626
    Dividend payable                                                            63,653
    Trustees' fee payable                                                        2,281
    Other accrued expenses payable                                             107,138
                                                                        --------------
      Total Liabilities                                                     90,795,182
                                                                        --------------
NET ASSETS
    Capital stock, $0.001 par value                                             24,458
    Paid-in capital                                                        258,756,185
    Accumulated net investment income                                          919,194
    Accumulated net realized loss on investments                           (23,699,777)
    Net unrealized depreciation from investments, futures
      transactions and foreign currency translations                        (5,651,162)
                                                                        --------------
      Net Assets                                                        $  230,348,898
                                                                        ==============
COMMON SHARES
    Net assets                                                          $  194,688,461
    Shares outstanding                                                      20,672,405
                                                                        --------------
    Net asset value, offering price and redemption price per share      $         9.42
                                                                        ==============
ADVISOR SHARES
    Net assets                                                          $   25,649,954
    Shares outstanding                                                       2,723,136
                                                                        --------------
    Net asset value, offering price and redemption price per share      $         9.42
                                                                        ==============

                 See Accompanying Notes to Financial Statements.

                                       20

A SHARES
    Net assets                                                          $    3,829,239
    Shares outstanding                                                         406,392
                                                                        --------------
    Net asset value and redemption price per share                      $         9.42
                                                                        ==============
    Maximum offering price per share (net asset value/(1-4.75%))        $         9.89
                                                                        ==============
B SHARES
    Net assets                                                          $    5,148,500
    Shares outstanding                                                         546,683
                                                                        --------------
    Net asset value and offering price per share                        $         9.42
                                                                        ==============
C SHARES
    Net assets                                                          $    1,032,744
    Shares outstanding                                                         109,664
                                                                        --------------
    Net asset value and offering price per share                        $         9.42
                                                                        ==============

(1)  Including $11,819,607 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

INVESTMENT INCOME
    Interest                                                            $   17,083,744
    Securities Lending                                                          12,969
    Foreign Taxes                                                               (9,261)
                                                                        --------------
      Total investment income                                               17,087,452
                                                                        --------------
EXPENSES
    Investment advisory fees                                                 1,529,324
    Administrative services fees                                               526,133
    Shareholder servicing/Distribution Fees                                    129,680
    Transfer agent fees                                                        318,114
    Registration fees                                                          124,456
    Printing fees                                                              112,679
    Custodian fees                                                              63,917
    Legal fees                                                                  51,016
    Audit fees                                                                  33,675
    Trustees' fees                                                              15,526
    Insurance expense                                                           13,024
    Interest expense                                                             8,514
    Miscellaneous expense                                                        7,905
                                                                        --------------
      Total expenses                                                         2,933,963
    Less: fees waived                                                         (663,228)
                                                                        --------------
      Net expenses                                                           2,270,735
                                                                        --------------
       Net investment income                                                14,816,717
                                                                        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                     (18,211,422)
    Net realized loss from futures contracts                                (1,478,202)
    Net realized gain on foreign currency transactions                         912,831
    Net change in unrealized appreciation (depreciation)
      from investments                                                      (9,399,032)
    Net change in unrealized appreciation (depreciation)
      from futures transactions                                                333,805
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                    (1,160,737)
                                                                        --------------
    Net realized and unrealized loss from investments,
      futures transactions, and foreign currency related items             (29,002,757)
                                                                        --------------
    Net decrease in net assets resulting from operations                $  (14,186,040)
                                                                        ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE YEAR         FOR THE YEAR
                                                                         ENDED                ENDED
                                                                    OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                    ----------------     ----------------
FROM OPERATIONS
  Net investment income                                             $     14,816,717     $     24,196,765
  Net gain (loss) on investments, futures transactions
    and foreign currency transactions                                    (18,776,793)           9,763,020
  Net change in unrealized appreciation (depreciation) from
    investments, futures transactions and foreign currency
    translations                                                         (10,225,964)           8,810,260
                                                                    ----------------     ----------------
    Net increase (decrease) in net assets resulting from operations      (14,186,040)          42,770,045
                                                                    ----------------     ----------------
FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                                  (13,524,004)         (22,611,857)
    Advisor shares                                                        (1,724,079)          (1,575,183)
    Class A shares                                                           (77,454)              (1,640)
    Class B shares                                                          (113,035)              (5,920)
    Class C shares                                                           (30,679)              (2,165)
                                                                    ----------------     ----------------
    Net decrease in net assets resulting from dividends                  (15,469,251)         (24,196,765)
                                                                    ----------------     ----------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                           141,942,883          265,889,816
  Exchange value of shares due to merger                                          --          133,335,833
  Reinvestment of dividends                                               12,760,334           22,067,919
  Net asset value of shares redeemed                                    (273,724,434)        (369,833,021)
                                                                    ----------------     ----------------
    Net increase (decrease) in net assets from capital share
      transactions                                                      (119,021,217)          51,460,547
                                                                    ----------------     ----------------
  Net increase (decrease) in net assets                                 (148,676,508)          70,033,827
NET ASSETS
  Beginning of year                                                      379,025,406          308,991,579
                                                                    ----------------     ----------------
  End of year                                                       $    230,348,898     $    379,025,406
                                                                    ================     ================
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                     $        919,194     $         23,013
                                                                    ================     ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                            --------------------------------------------------------------------
                                                              2002(1)       2001            2000           1999          1998
                                                            ----------   ----------      ----------      ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                      $    10.33   $     9.78      $     9.89      $   10.41     $   10.43
                                                            ----------   ----------      ----------      ---------     ---------
INVESTMENT OPERATIONS
  Net investment income                                           0.50         0.64            0.64           0.57          0.59
  Net gain (loss) on investments (both realized
    and unrealized) and foreign currency related items
    (both realized and unrealized)                               (0.91)        0.55           (0.11)         (0.48)         0.07
                                                            ----------   ----------      ----------      ---------     ---------
      Total from investment operations                           (0.41)        1.19            0.53           0.09          0.66
                                                            ----------   ----------      ----------      ---------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.50)       (0.64)          (0.64)         (0.57)        (0.59)
  Distributions from net realized gains                             --           --              --          (0.04)        (0.09)
                                                            ----------   ----------      ----------      ---------     ---------
      Total dividends and distributions                          (0.50)       (0.64)          (0.64)         (0.61)        (0.68)
                                                            ----------   ----------      ----------      ---------     ---------
  NET ASSET VALUE, END OF PERIOD                            $     9.42   $    10.33      $     9.78      $    9.89     $   10.41
                                                            ==========   ==========      ==========      =========     =========
      Total return(2)                                            (4.07)%      12.52%           5.59%          0.92%         6.48%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                  $  194,688   $  334,647      $  302,188      $ 393,433     $ 423,536
    Ratio of expenses to average net assets                       0.70%        0.72%(3)        0.77%(3)       0.76%(3)     30.75%(3)
    Ratio of net investment income to average
      net assets                                                  4.90%        6.32%           6.53%          5.63%         5.64%
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                0.22%        0.13%           0.02%          0.04%         0.04%
  Portfolio turnover rate                                          385%         383%            247%           144%          124%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share on net investment income and net realized and unrealized gains and losses and less than 0.01% for the ratio of net investment income to average net assets for the year ended October 31, 2002. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' operating expense ratios after reflecting these arrangements were .72% for the year ended October 31, 2001, and .75% for the years ended October 31, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                            --------------------------------------------------------------------
                                                              2002(1)       2001            2000           1999          1998
                                                            ----------   ----------      ----------      ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period                      $    10.33   $     9.78      $     9.89      $   10.41     $   10.43
                                                            ----------   ----------      ----------      ---------     ---------

INVESTMENT OPERATIONS
  Net investment income                                           0.47         0.62            0.62           0.54          0.56
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                               (0.91)        0.55           (0.11)         (0.48)         0.07
                                                            ----------   ----------      ----------      ---------     ---------
  Total from investment operations                               (0.44)        1.17            0.51           0.06          0.63
                                                            ----------   ----------      ----------      ---------     ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.47)       (0.62)          (0.62)         (0.54)        (0.56)
  Distributions from net realized gains                             --           --              --          (0.04)        (0.09)
                                                            ----------   ----------      ----------      ---------     ---------
      Total dividends and distributions                          (0.47)       (0.62)          (0.62)         (0.58)        (0.65)
                                                            ----------   ----------      ----------      ---------     ---------
  NET ASSET VALUE, END OF PERIOD                            $     9.42   $    10.33      $     9.78      $    9.89     $   10.41
                                                            ==========   ==========      ==========      =========     =========
    Total return(2)                                              (4.31)%      12.24%           5.33%          0.67%         6.21%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                  $   25,650   $   42,633      $    6,804      $   6,817     $   3,058
    Ratio of expenses to average net assets                       0.95%        0.96%(3)        1.02%(3)       1.01%(3)      1.00%(3)
    Ratio of net investment income to average
      net assets                                                  4.65%        5.86%           6.31%          5.38%         5.40%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        0.22%        0.17%           0.02%          0.05%         0.04%
  Portfolio turnover rate                                          385%         383%            247%           144%          124%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share on net investment income and net realized and unrealized gains and losses and less than 0.01% for the ratio of net investment income to average net assets for the year ended October 31, 2002. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .01%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Advisor Class shares' operating expense ratios after reflecting these arrangements was .95% for the year ended October 31, 2001 and 1.00% for the years ended October 31, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE YEAR              FOR THE YEAR
                                                                   ENDED                     ENDED
                                                            OCTOBER 31, 2002(1)       OCTOBER 31, 2001(2)
                                                            -------------------       -------------------
PER SHARE DATA
  Net asset value, beginning of period                          $    10.33                $    10.26
                                                                ----------                ----------

INVESTMENT OPERATIONS
  Net investment income                                               0.48                      0.15
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                                   (0.91)                     0.07
                                                                ----------                ----------
      Total from investment operations                               (0.43)                     0.22
                                                                ----------                ----------

LESS DIVIDENDS
  Dividends from net investment income                               (0.48)                    (0.15)
                                                                ----------                ----------
NET ASSET VALUE, END OF PERIOD                                  $     9.42                $    10.33
                                                                ==========                ==========
      Total return(3)                                                (4.27)%                    2.13%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $    3,829                $      406
    Ratio of expenses to average net assets                           0.95%                     0.95%(4)
    Ratio of net investment income to average net assets              4.54%                     5.66%(4)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                   0.25%                     0.31%(4)
Portfolio turnover rate                                                385%                      383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share on net investment income and net realized and unrealized gains and losses and less than 0.01% for the ratio of net investment income to average net assets for the year ended October 31, 2002. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2)  For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE YEAR              FOR THE YEAR
                                                                   ENDED                     ENDED
                                                            OCTOBER 31, 2002(1)       OCTOBER 31, 2001(2)
                                                            -------------------       -------------------
PER SHARE DATA
  Net asset value, beginning of period                          $    10.33                $    10.26
                                                                ----------                ----------

INVESTMENT OPERATIONS
  Net investment income                                               0.40                      0.13
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                     (0.91)                     0.07
                                                                ----------                ----------
      Total from investment operations                               (0.51)                     0.20
                                                                ----------                ----------

LESS DIVIDENDS
  Dividends from net investment income                               (0.40)                    (0.13)
                                                                ----------                ----------
NET ASSET VALUE, END OF PERIOD                                  $     9.42                $    10.33
                                                                ==========                ==========
      Total return(3)                                                (5.02)%                    1.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $    5,149                $    1,044
    Ratio of expenses to average net assets                           1.70%                     1.70%(4)
    Ratio of net investment income to average net assets              3.76%                     4.87%(4)
    Decrease reflected in above operating expense ratios
      due to waivers                                                  0.24%                     0.32%(4)
  Portfolio turnover rate                                              385%                      383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share on net investment income and net realized and unrealized gains and losses and less than 0.01% for the ratio of net investment income to average net assets for the year ended October 31, 2002. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2)  For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                               FOR THE YEAR              FOR THE YEAR
                                                                   ENDED                     ENDED
                                                            OCTOBER 31, 2002(1)       OCTOBER 31, 2001(2)
                                                            -------------------       -------------------
PER SHARE DATA
  Net asset value, beginning of period                          $    10.33                $    10.26
                                                                ----------                ----------
INVESTMENT OPERATIONS
  Net investment income                                               0.40                      0.12
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                     (0.91)                     0.07
                                                                ----------                ----------
      Total from investment operations                               (0.51)                     0.19
                                                                ----------                ----------
LESS DIVIDENDS
  Dividends from net investment income                               (0.40)                    (0.12)
                                                                ----------                ----------
NET ASSET VALUE, END OF PERIOD                                  $     9.42                $    10.33
                                                                ==========                ==========
      Total return(3)                                                (5.03)%                    1.89%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                      $    1,033                $      296
    Ratio of expenses to average net assets                           1.70%                     1.70%(4)
    Ratio of net investment income to average net assets              3.81%                     4.82%(4)
    Decrease reflected in above operating expense ratios
      due to waivers                                                  0.23%                     0.33%(4)
  Portfolio turnover rate                                              385%                      383%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change is less than $0.01 per share on net investment income and net realized and unrealized gains and losses and less than 0.01% for the ratio of net investment income to average net assets for the year ended October 31, 2002. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2)  For the period July 31, 2001 (inception date) through October 31, 2001.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Fixed Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation. The fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on January 20, 1987.

   The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors. Common Class shares do not bear any distribution fees. Advisor Class shares bear expenses paid pursuant to a shareholder servicing plan adopted by the Fund at an annual rate not to exceed .75% of the average daily net asset value of the Fund's outstanding Advisor Class shares. Advisor Class shares currently bear expenses of .25% of average daily net assets. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares.

   Effective as of the close of business on April 6, 2001, the Fund acquired all of the net assets of the Credit Suisse Warburg Pincus Fixed Income II Fund ("Fixed Income II") in a tax-free exchange of shares. The shares exchanged were 9,206,012 shares (valued at $93,738,572) of the Common Class of the Fund for 9,152,071 shares of Class D of Fixed Income II, 3,550,971 shares (valued at $36,153,007) of the Advisor Class of the Fund for 3,530,165 shares of Class A of Fixed Income II, 323,384 shares (valued at $3,292,431) of the Advisor Class of the Fund for 321,489 shares of Class B of Fixed Income II, and 14,919 shares (valued at $151,823) of the Advisor Class of the Fund for 14,817 shares of Class D of Fixed Income II. The Fixed Income II net assets of $133,335,834 at that date, which included $2,388,035 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Fixed Income II and the Fund immediately before the acquisition were $133,335,834 and $339,752,048, respectively, and the combined net assets of the Fund were $473,087,882.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Effective November 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities, previously included in realized gain and losses as a component of interest income. The effect of this change for the year ended October 31, 2002, to the Fund was to decrease net investment income by $39,096 and to increase net realized gains by $39,096. These reclassifications had no impact on net assets or net asset value per share. The statements of changes in net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the

Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   I) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At October 31, 2002, the Fund had the following open futures contracts:

                                                                                        UNREALIZED
                          NUMBER OF      EXPIRATION      CONTRACT       CONTRACT       APPRECIATION/
     FUTURES CONTRACTS    CONTRACTS         DATE          AMOUNT          VALUE       (DEPRECIATION)
     -----------------    ---------      ----------   -------------   -------------   ---------------
     U.S. Treasury 10
      Year Note Futures      134          12/19/02    $  15,309,992   $  15,372,312   $        62,320
     U.S. Treasury 2
      Year Note Futures      184          12/30/02       39,162,151      39,591,625           429,474
     U.S. Treasury
      Bond Futures            86          12/20/02        9,547,235       9,516,438           (30,797)
                            ----                      -------------   -------------   ---------------
                             404                      $  64,019,378   $  64,480,375   $       460,997
                            ====                      =============   =============   ===============
     U.S. Treasury 5
      Year Bond Futures     (118)         12/19/02    $ (13,293,464)  $ (13,420,656)  $      (127,192)
                            ====                      =============   =============   ===============

   J) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2002 is as follows:

           MARKET VALUE OF                    VALUE OF
          SECURITIES LOANED             COLLATERAL RECEIVED
          -----------------             -------------------
          $  11,819,607                    $    12,141,101

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   K) OTHER -- The Fund may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..50% of the Fund's average daily net assets. For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were $1,529,324 and $663,228, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co- administrator effective July 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $305,865.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------           --------------------------------
           First $150 million                 .07% of average daily net assets
           Next $150 million                  .06% of average daily net assets
           Over $300 million                  .05% of average daily net assets

   For the period November 1, 2001 through June 30, 2002, co-administrative service fees earned by PFPC (including out-of-pocket expenses) were $145,579.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------           ---------------------------------
           First $5 billion                   .050% of average daily net assets
           Next $5 billion                    .035% of average daily net assets
           Over $10 billion                   .020% of average daily net assets

   For the period July 1, 2002 through October 31, 2002, administrative service fees earned by SSB (including out-of-pocket expenses) were $74,689.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Advisor Class and Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets of the Class B and Class C shares of the Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the year ended October 31, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                              SHAREHOLDER SERVICING/
                                                 DISTRIBUTION FEE
                                              ----------------------
           Advisor                                  $  88,735
           Class A                                      4,182
           Class B                                     29,042
           Class C                                      7,721
                                                    ---------
                                                    $ 129,680
                                                    =========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAM $191,759, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $12,169 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $61,731 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus ..50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for the Fund either under the New Credit Facility or the Prior Credit Facility. During the year ended October 31, 2002, the Fund had no borrowings under the Prior Credit Facility and/or the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency obligations were $1,166,184,353, $1,274,940,617, $767,731,317 and $768,190,763,
respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

                                                            COMMON CLASS
                                 -----------------------------------------------------------------
                                         FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                 OCTOBER 31, 2001
                                 -----------------------------------------------------------------
                                     SHARES            VALUE           SHARES            VALUE
                                 -------------    --------------   -------------    --------------
Shares sold                         12,935,824    $  127,315,250      25,561,666    $  259,862,002
Shares exchanged due to merger              --                --       9,206,012        93,717,204
Shares issued in reinvestment
  of dividends                       1,165,358        11,445,049       2,045,797        20,787,938
Shares redeemed                    (25,825,803)     (252,907,577)    (35,301,525)     (359,565,867)
                                 -------------    --------------   -------------    --------------
Net increase (decrease)            (11,724,621)   $ (114,147,278)      1,511,950    $   14,801,277
                                 =============    ==============   =============    ==============

                                                           ADVISOR CLASS
                                 -----------------------------------------------------------------
                                         FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                 OCTOBER 31, 2001
                                 -----------------------------------------------------------------
                                     SHARES            VALUE           SHARES           VALUE
                                 -------------    --------------   -------------    --------------
Shares sold                            442,170    $    4,399,467         414,413    $    4,232,335
Shares exchanged due to merger              --                --       3,889,274        39,592,807
Shares issued in reinvestment
  of dividends                         119,167         1,172,018         124,945         1,273,972
Shares redeemed                     (1,964,601)      (19,124,277)       (997,897)      (10,168,343)
                                 -------------    --------------   -------------    --------------
Net increase (decrease)             (1,403,264)   $  (13,552,792)      3,430,735    $   34,930,771
                                 =============    ==============   =============    ==============

                                                               CLASS A
                                 -----------------------------------------------------------------
                                         FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                OCTOBER 31, 2001(1)
                                 -----------------------------------------------------------------
                                     SHARES           VALUE            SHARES            VALUE
                                 -------------    --------------   -------------    --------------
Shares sold                            431,754    $    4,181,523          43,442    $      444,863
Shares issued in reinvestment
  of dividends                           6,150            58,737             109             1,119
Shares redeemed                        (70,779)         (704,769)         (4,284)          (43,949)
                                 -------------    --------------   -------------    --------------
Net increase                           367,125    $    3,535,491          39,267    $      402,033
                                 =============    ==============   =============    ==============

                                                               CLASS B
                                 -----------------------------------------------------------------
                                         FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                OCTOBER 31, 2001(1)
                                 -----------------------------------------------------------------
                                     SHARES           VALUE            SHARES            VALUE
                                 -------------    --------------   -------------    --------------
Shares sold                            487,239    $    4,735,172         106,093    $    1,085,244
Shares issued in reinvestment
  of dividends                           6,325            60,929             264             2,713
Shares redeemed                        (47,906)         (459,888)         (5,332)          (54,862)
                                 -------------    --------------   -------------    --------------
Net increase                           445,658    $    4,336,213         101,025    $    1,033,095
                                 =============    ==============   =============    ==============

                                       37

                                                               CLASS C
                                 -----------------------------------------------------------------
                                         FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                          OCTOBER 31, 2002                OCTOBER 31, 2001(1)
                                 -----------------------------------------------------------------
                                     SHARES            VALUE          SHARES            VALUE
                                 -------------    --------------   -------------    --------------
Shares sold                            133,764    $    1,311,471          28,430    $      291,194
Shares issued in reinvestment
  of dividends                           2,421            23,601             211             2,177
Shares redeemed                        (55,162)         (527,923)             --                --
                                 -------------    --------------   -------------    --------------
Net increase                            81,023    $      807,149          28,641    $      293,371
                                 =============    ==============   =============    ==============

(1)  For the period July 31, 2001 (inception date) through October 31, 2001.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each Class of the Fund was as follows:

                                        NUMBER OF      APPROXIMATE PERCENTAGE
                                      SHAREHOLDERS      OF OUTSTANDING SHARES
                                      ------------     ----------------------
           Common Class                     3                   55%
           Class A                          3                   55%
           Class C                          4                   49%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, for the Fund was as follows:

                 ORDINARY INCOME              LONG-TERM CAPITAL GAIN
           ---------------------------        ----------------------
               2002           2001             2002            2001
           ------------   ------------        ------          ------
           $ 15,469,251   $ 24,196,765        $   --          $   --

   At October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income                    $      919,194
       Accumulated realized loss                           (23,334,480)
       Unrealized depreciation                              (5,682,655)
                                                        --------------
                                                        $  (28,097,941)
                                                        ==============

   At October 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                                 EXPIRES OCTOBER 31,
                               -----------------------
                                  2008         2010
                               ---------    ----------
                               1,683,356    21,651,124

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $308,656,739, $5,193,758, $(10,876,413) and $(5,682,655), respectively.

   At October 31, 2002, the Fund reclassified $1,548,715 to accumulated undistributed net investment income from accumulated net realized gain (loss) from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of defaulted bonds and paydowns. Net assets were not affected by these reclassifications.

CREDIT SUISSE FIXED INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Credit Suisse Fixed Income Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Fixed Income Fund (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE FIXED INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                               TERM                                            NUMBER OF
                                               OF OFFICE(1)                                    PORTFOLIOS IN
                                               AND                                             FUND
                               POSITION(S)     LENGTH          PRINCIPAL                       COMPLEX           OTHER
                               HELD WITH       OF TIME         OCCUPATION(S) DURING            OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST           SERVED          PAST FIVE YEARS                 TRUSTEE           HELD BY TRUSTEE
---------------------          -----------     ------------    --------------------            -------------     ---------------
INDEPENDENT TRUSTEES

Richard H. Francis             Trustee and     Since           Currently retired;              53                Director of
c/o Credit Suisse Asset        Audit           1999            Executive Vice                                    The Indonesia
Management, LLC                Committee                       President and                                     Fund, Inc.
466 Lexington Avenue           Member                          Chief Financial
New York, New York                                             Officer of Pan Am
10017-3147                                                     Corporation and
                                                               Pan American
Age: 70                                                        World Airways,
                                                               Inc. from 1988 to
                                                               1991

Jack W. Fritz                  Trustee and     Since           Private investor;               52                Director of
2425 North Fish Creek Road     Audit           Fund            Consultant and                                    Advo, Inc.
P.O. Box 1287                  Committee       Inception       Director of Fritz                                 (direct mail
Wilson, Wyoming 83014          Member                          Broadcasting, Inc.                                advertising)
                                                               and Fritz
Age: 75                                                        Communications
                                                               (developers and
                                                               operators of radio
                                                               stations) since
                                                               1987

Jeffrey E. Garten              Trustee and     Since           Dean of Yale                    52                Director of
Box 208200                     Audit           1988            School of                                         Aetna, Inc.;
New Haven, Connecticut         Committee                       Management and                                    Director of
06520-8200                     Member                          William S. Beinecke                               Calpine Energy
                                                               Professor in the                                  Corporation;
Age: 56                                                        Practice of                                       Director of
                                                               International                                     CarMax Group
                                                               Trade and Finance;                                (used car
                                                               Undersecretary of                                 dealers)
                                                               Commerce for
                                                               International Trade
                                                               from November 1993
                                                               to October 1995;
                                                               Professor at
                                                               Columbia University
                                                               from September
                                                               1992 to November
                                                               1993

                                       41

                                               TERM                                            NUMBER OF
                                               OF OFFICE(1)                                    PORTFOLIOS IN
                                               AND                                             FUND
                               POSITION(S)     LENGTH          PRINCIPAL                       COMPLEX           OTHER
                               HELD WITH       OF TIME         OCCUPATION(S) DURING            OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST           SERVED          PAST FIVE YEARS                 TRUSTEE           HELD BY TRUSTEE
---------------------          -----------     ------------    --------------------            -------------     ---------------
INDEPENDENT
 TRUSTEES--(CONTINUED)

Peter F. Krogh                 Trustee and     Since           Dean Emeritus and               52                Member of
301 ICC                        Audit           2001            Distinguished Professor                           Board
Georgetown University          Committee                       of International Affairs                          of The Carlisle
Washington, DC 20057           Member                          at the Edmund A.                                  Companies Inc.;
                                                               Walsh School of                                   Member of
Age: 65                                                        Foreign Service,                                  Selection
                                                               Georgetown University;                            Committee
                                                               Moderator of PBS                                  for Truman
                                                               foreign affairs television                        Scholars and
                                                               series                                            Henry Luce
                                                                                                                 Scholars; Senior
                                                                                                                 Associate of
                                                                                                                 Center for
                                                                                                                 Strategic and
                                                                                                                 International
                                                                                                                 Studies; Trustee
                                                                                                                 of numerous
                                                                                                                 world affairs
                                                                                                                 organizations

James S. Pasman, Jr.           Trustee and     Since           Currently retired;              54                Director of
c/o Credit Suisse Asset        Audit           1999            President and Chief                               Education
Management, LLC                Committee                       Operating Officer of                              Management
466 Lexington Avenue           Member                          National InterGroup,                              Corp.,
New York, New York                                             Inc. (holding company)                            Director of
10017-3147                                                     from April 1989 to                                Credit Suisse
                                                               March 1991; Chairman                              Asset
Age: 71                                                        of Permian Oil Co.                                Management
                                                               from April 1989 to                                Income Fund,
                                                               March 1991                                        Inc.; Trustee of
                                                                                                                 Credit Suisse
                                                                                                                 High Yield Bond
                                                                                                                 Fund;

                                       42

                                               TERM                                            NUMBER OF
                                               OF OFFICE(1)                                    PORTFOLIOS IN
                                               AND                                             FUND
                               POSITION(S)     LENGTH          PRINCIPAL                       COMPLEX           OTHER
                               HELD WITH       OF TIME         OCCUPATION(S) DURING            OVERSEEN BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE          TRUST           SERVED          PAST FIVE YEARS                 TRUSTEE           HELD BY TRUSTEE
---------------------          -----------     ------------    --------------------            -------------     ---------------
INDEPENDENT
 TRUSTEES--(CONTINUED)

Steven N. Rappaport            Trustee and     Since           Partner of Lehigh               53                Director of
Lehigh Court, LLC              Audit           1999            Court, LLC since July                             The First Israel
40 East 52nd Street            Committee                       2002; President of                                Fund, Inc.
New York, New York             Chairman                        Surguard Securities
10022                                                          Finance, Inc. from 2001
                                                               to July 2002; President
Age: 54                                                        of Loanet, Inc. (on-line
                                                               accounting service) from
                                                               1995 to 2001; Director,
                                                               President, North American
                                                               Operations, and former
                                                               Executive Vice President
                                                               from 1992 to 1993 of
                                                               Worldwide Operations
                                                               of Metallurg Inc.;
                                                               Executive Vice
                                                               President, Telerate, Inc.
                                                               (provider of realtime
                                                               information to the capital
                                                               markets) from 1987 to
                                                               1992; Partner in the law
                                                               firm of Hartman & Craven
                                                               until 1987

INTERESTED TRUSTEE

William W. Priest(2)           Trustee         Since           Senior Partner and              59                Director of The
Steinberg Priest & Sloane                      1999            Fund Manager,                                     Brazilian Equity
Capital Management                                             Steinberg                                         Fund, Inc.; The
& Sloane 12 East 49th Street                                   Priest & Sloane Capital                           Chile Fund, Inc.;
12th Floor                                                     Management since                                  The Emerging
New York, New York                                             March 2001; Chairman                              Markets Tele-
10017                                                          and Managing                                      communications
                                                               Director of CSAM                                  Fund, Inc.; The
Age: 61                                                        from 2000 to                                      First Israel Fund,
                                                               February 2001, Chief                              Inc.; The Latin
                                                               Executive Officer and                             American Equity
                                                               Managing Director of                              Fund, Inc.; The
                                                               CSAM from 1990 to                                 Indonesia Fund,
                                                               2000                                              Inc.; and Credit
                                                                                                                 Suisse Asset
                                                                                                                 Management
                                                                                                                 Income Fund,
                                                                                                                 Inc.

                                       43

                                       TERM
                                       OF OFFICE(1)
                                       END
                                       POSTIONS(S)        LENGTH
                                       HELD WITH          OF TIME
NAME, ADDRESS AND AGE                  FUND               SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                  ------------       -------          --------------------------------------------------------
OFFICERS

Laurence R. Smith                      Chairman           Since            Managing Director and Global Chief Investment Officer
Credit Suisse Asset                                       2002             of CSAM; Associated with JP Morgan Investment
Management, LLC                                                            Management from 1981 to 1999; Officer of other
466 Lexington Avenue                                                       Credit Suisse Funds
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.                       Vice President     Since            Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset                    and Secretary      1999             Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                                            Associated with CSAM from 1995 to 1996; Associated
466 Lexington Avenue                                                       with CS First Boston Investment Management from 1994
New York, New York                                                         to 1995; Associated with Division of Enforcement,
10017-3147                                                                 U.S. Securities and Exchange Commission
                                                                           from 1991 to 1994; Officer of other Credit Suisse Funds
Age: 38

Michael A. Pignataro                   Treasurer and      Since            Director and Director of Fund Administration
Credit Suisse Asset                    Chief Financial    1999             of CSAM; Associated with CSAM since 1984;
Management, LLC                        Officer                             Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3147

Age: 43

Gregory N. Bressler, Esq.              Assistant          Since            Vice President and Legal Counsel of CSAM
Credit Suisse Asset                    Secretary          2000             since January 2000; Associated with the
Management, LLC                                                            law firm of Swidler Berlin Shereff Friedman LLP
466 Lexington Avenue                                                       from 1996 to 2000; Officer of other Credit
New York, New York                                                         Suisse Funds
10017-3147

Age: 36

                                       44

                                       TERM
                                       OF OFFICE(1)
                                       END
                                       POSTIONS(S)        LENGTH
                                       HELD WITH          OF TIME
NAME, ADDRESS AND AGE                  FUND               SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------                  ------------       -------          --------------------------------------------------------
OFFICERS--(CONTINUED)

Kimiko T. Fields, Esq.                 Assistant          Since            Assistant Vice President and Legal Counsel of CSAM
Credit Suisse Asset                    Secretary          2002             since December 2000; Assistant Vice President,
Management, LLC                                                            Institutional Marketing Department, CSAM, from
466 Lexington Avenue                                                       January 2000 to December 2000; Marketing Associate,
New York, New York                                                         International Equity Department, Warburg Pincus
10017-3147                                                                 Asset Management, Inc. from January 1998 to
                                                                           January 2000; self-employed author and consultant,
Age: 38                                                                    from January 1996 to December 1997; Officer of
                                                                           other Credit Suisse Funds

Rocco A. DelGuercio                    Assistant          Since            Vice President and Administrative Officer of CSAM;
Credit Suisse Asset                    Treasurer          1999             Associated with CSAM since June 1996;
Management, LLC                                                            Assistant Treasurer, Bankers Trust Co. - Fund
466 Lexington Avenue                                                       Administration from March 1994 to June
New York, New York                                                         1996; Mutual Fund Accounting Supervisor,
10017-3147                                                                 Dreyfus Corporation from April 1987 to March 1994;
                                                                           Officer of other Credit Suisse Funds
Age: 39

Joseph Parascondola                    Assistant          Since            Assistant Vice President - Fund Administration of
Credit Suisse Asset                    Treasurer          2000             CSAM since April 2000; Assistant Vice President, Deutsche
Management, LLC                                                            Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                                       Assistant Vice President, Weiss, Peck & Greer LLC
New York, New York                                                         from November 1995 to December 1998; Officer of
10017-3147                                                                 other Credit Suisse Funds

Age: 39

Robert M. Rizza                        Assistant          Since            Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset                    Treasurer          2002             Administrative Officer of CSAM from March 1998 to
Management, LLC                                                            December 2000; Assistant Treasurer of Bankers
466 Lexington Avenue                                                       Trust Co. from April 1994 to March 1998; Officer of.
New York, New York                                                         other Credit Suisse Funds
10017-3147

Age: 37

----------
(1) Each Trustee and Officer serves his or her respective successor has been duly elected and qualified.

(2) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPFIX-2-1002